UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          333-103393

                               Access Variable Insurance Trust
                           (Exact name of registrant as specified in charter)

28050 U.S. Highway 19 N. Suite 301 Clearwater, FL 33761
         (Address of principal executive offices)             (Zip code)

Unified Fund Services, 431 N. Pennsylvania Street, Indianapolis, IN 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 324-0055

Date of fiscal year end:   12/31

Date of reporting period:  12/31/04

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

                        Access Variable Insurance Trust
                                 Annual Report
                               December 31, 2004







                                 Fund Advisor:
                             Access Fund Management
                          28050 U.S. Highway 19 North
                                   Suite 301
                              Clearwater, FL 33761
                           Toll Free: (800) 862-3863

WELLS S&P REIT INDEXSM PORTFOLIO

MANAGEMENT DISCUSSION & ANALYISIS

INVESTMENT RETURNS

--------------------------------------------------------------------------------
                                                  TOTAL RETURNS*
                                       (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               SINCE INCEPTION
                            ONE MONTH         1 YEAR            (MAY 1, 2003)
                          ------------------------------------------------------

Wells S&P REIT Index Fund     4.61%           27.71%                31.14%

S&P REIT Index**              4.74%           31.94%                37.68%
--------------------------------------------------------------------------------

THE PERFORMANCE  QUOTED  REPRESENTS PAST  PERFORMANCE,  WHICH DOES NOT GUARANTEE
FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-862-3863.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P REIT Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Portfolio's portfolio.

DISCUSSION

Real  Estate   Investment   Trusts  (REITs)  continued  their  stellar  run  and
outperformance  of the broader  markets,  defined as the S&P 500 Index,  for the fifth year in a row.  In the last five years REIT  stocks have gained an average of 22.5% per year,  while the S&P lost 2.3% on an average  annualized  basis. In
2004,  historically  low interest  rates and an improved  economy  boosted REITs higher.  For example,  strong consumer  consumption led to stronger store sales, which in turn  supported  rent/lease  stability and growth amongst Retail REITs.
All was not  entirely  smooth  sailing.  REIT stocks were rocked in April as the expectation of rising interest rates dampened their appeal,  essentially  wiping out any  year-to-date  gains.  REITs,  however,  reversed  course and  performed strongly  through the  remainder  of the year.  For the one-year  period  ending
December 31, 2004, the S&P Real Estate  Investment  Trust  Composite  Index (the
Index) climbed 31.94%, while the S&P 500 rose 10.87%. The Access Trust Wells S&P
REIT Index Portfolio (the Portfolio) gained 27.71% during this same time period.

The difference in the performance of the Portfolio and the Index was due in part
(but not limited to), the Portfolio's expense ratio, the level of cash allocation in the Portfolio, and the degree of cash flows into and out of the Portfolio matched with the corresponding portfolio transactions to invest investor purchases or handle redemptions. Cash flows, in particular, impacted performance given that the Portfolio assets were at low levels. However as assets grow, the influence of cash flows on performance should generally diminish and have less impact on performance.

                                      -1-

Comparison  of the Growth of a $10,000  Investment in the Wells S&P REIT IndexSM
Portfolio

                                [GRAPH OMITTED]

                                      Wells S&P REITSM Portfolio    S&P REIT Index

        4/30/2003                            10,000.00               10,000.00
        5/31/2003                            10,320.00               10,527.39
        6/30/2003                            10,550.00               10,825.31
        7/31/2003                            11,070.00               11,402.07
        8/31/2003                            11,120.00               11,459.24
        9/30/2003                            11,460.00               11,843.25
       10/31/2003                            11,630.00               12,047.07
       11/30/2003                            11,950.00               12,549.88
       12/31/2003                            12,312.42               12,934.06
        1/31/2004                            12,821.20               13,493.40
        2/29/2004                            13,045.06               13,745.97
        3/31/2004                            13,737.00               14,532.34
        4/30/2004                            11,335.57               12,384.05
        5/31/2004                            12,332.77               13,284.51
        6/30/2004                            12,739.79               13,687.39
        7/31/2004                            12,760.14               13,718.62
        8/31/2004                            13,777.70               14,837.93
        9/30/2004                            13,737.00               14,819.54
       10/31/2004                            14,459.46               15,621.41
       11/30/2004                            15,030.82               16,293.23
       12/31/2004                            15,723.77               17,064.80

*The chart above  assumes an initial  investment  of $10,000 made on May 1, 2003
(commencement  of Portfolio  operations) and held through December 31, 2004. THE
PORTFOLIO'S  RETURN  REPRESENTS PAST  PERFORMANCE AND DOES NOT GUARANTEE  FUTURE
RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

THE POTOMAC FUNDS

MARKET ENVIRONMENT

The  expected  return  for the  Potomac  Portfolios  for any  period of time can generally be determined by multiplying the beta of the relevant Portfolio by the daily return of the target index each day during a period and compounding  these returns for the period.  This approach  ignores  dividends,  meaning it produces model  returns  below what it should for indexes in which  dividend  income is a significant part of total return. (The expected  performance for a period is not determined by  multiplying  the return of the target index for the period by the portfolio  beta  because  such a  calculation  ignores  the daily ups and downs.
Nevertheless,  leveraged  index  portfolios  should  be  expected  to do well in significantly rising markets and to do poorly in significantly declining markets while short  portfolios  should be expected to do the opposite.) A portfolio may be unable to provide returns consistent with the model for a variety of reasons, including  the costs  associated  with running the  portfolio  (both the expense ratio and trading costs) and the impact of unanticipated  asset flows, which may result in investment  exposure  inconsistent  with the Portfolio's asset levels.
When a Portfolio is small, even small  unanticipated asset flows can represent a large  percentage  of the  existing  Portfolio  assets,  affecting  the level of
investment   exposure,   and  therefore  the   performance,   of  the  Portfolio
dramatically.  The Potomac  Portfolios  offered in the Access Variable Insurance
Trust have had  consistently  low  levels of assets  and have had  unanticipated asset flows from time to time.

                                      -2-

POTOMAC DOW 30SM PLUS PORTFOLIO

MANAGEMENT DISCUSSION & ANALYSIS

INVESTMENT RETURNS

-------------------------------------------------------------------------------
                                                  TOTAL RETURNS*
                                       (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               SINCE INCEPTION
                                  ONE MONTH      1 YEAR          (MAY 1, 2003)
                                  ----------------------------------------------

Potomac Dow 30SM Plus Portfolio         3.71%       3.55%       15.19%

Dow Jones Industrial Average**          3.50%       5.27%       19.25%

--------------------------------------------------------------------------------

THE PERFORMANCE  QUOTED  REPRESENTS PAST  PERFORMANCE,  WHICH DOES NOT GUARANTEE
FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-862-3863.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Dow Jones
Industrial Average is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Portfolio's portfolio.

DISCUSSION

The Potomac Dow 30 Plus Portfolio seeks to provide 125% of the daily return of the Dow Jones Industrial Average ("DJIA"). The Portfolio's principal securities include long positions in Dow futures contracts and in the 30 stocks that comprise the Dow. For the calendar year 2004, the DJIA gained 3.15% in price terms and 5.27% on a total return basis. The Potomac Dow 30 Plus Portfolio advanced 3.55%. A model 1.25 beta Dow portfolio, meaning a portfolio that magnified by 25% the percentage change in the price of the Dow without allowance for management, administrative or trading costs, would have gained 3.76%.
However, since dividends are not included in the price appreciation, a model portfolio should have provided a return substantially higher than the 3.76% noted above. The Portfolio trailed the model performance due to the Portfolio's expenses, trading costs and opportunity costs associated with unanticipated asset flows and time out of the market.

                                      -3-


                                [GRAPH OMITTED]

Comparison  of the Growth of a $10,000  Investment  in the Potomac Dow 30SM Plus
Portfolio and the Dow Jones Industrial Average

                                 Potomac Dow 30SM Plus Portfolio Dow Jones Industrial Average

    4/30/2003                             10,000.00                   10,000.00
    5/31/2003                             10,200.00                   10,502.85
    6/30/2003                             10,300.00                   10,678.46
    7/31/2003                             10,660.00                   10,990.08
    8/31/2003                             10,970.00                   11,233.45
    9/30/2003                             10,850.00                   11,081.74
   10/31/2003                             11,290.00                   11,732.37
   11/30/2003                             11,300.00                   11,741.76
   12/31/2003                             12,228.04                   12,565.82
    1/31/2004                             12,298.84                   12,623.59
    2/29/2004                             12,450.55                   12,767.55
    3/31/2004                             12,319.07                   12,511.79
    4/30/2004                             12,076.33                   12,368.91
    5/31/2004                             11,975.19                   12,351.25
    6/30/2004                             12,359.53                   12,666.56
    7/31/2004                             11,904.39                   12,326.33
    8/31/2004                             11,793.13                   12,397.83
    9/30/2004                             11,631.31                   12,299.12
   10/31/2004                             11,550.39                   12,254.65
   11/30/2004                             12,209.43                   12,780.30
   12/31/2004                             12,662.40                   13,228.05

*The chart above  assumes an initial  investment  of $10,000 made on May 1, 2003
(commencement  of Portfolio  operations) and held through December 31, 2004. THE
PORTFOLIO'S  RETURN  REPRESENTS PAST  PERFORMANCE AND DOES NOT GUARANTEE  FUTURE
RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

POTOMAC OTC PLUS PORTFOLIO

MANAGEMENT DISCUSSION & ANALYSIS

INVESTMENT RETURNS


--------------------------------------------------------------------------------
                                                  TOTAL RETURNS*
                                       (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               SINCE INCEPTION
                            ONE MONTH         1 YEAR            (MAY 1, 2003)
                            ----------------------------------------------------

Potomac OTC Plus Portfolio      4.83%          11.99%             22.86%

NASDAQ 100 Index**              3.20%          10.74%             22.55%

--------------------------------------------------------------------------------

                                      -4-

THE PERFORMANCE  QUOTED  REPRESENTS PAST  PERFORMANCE,  WHICH DOES NOT GUARANTEE
FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-862-3863.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The NASDAQ 100 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Portfolio's portfolio.

DISCUSSION

The Potomac OTC Plus Portfolio seeks to provide 125% of the daily return of the Nasdaq 100 ("NDX"). The Portfolio's principal securities include long positions in NDX futures contracts and in the 100 stocks that comprise the NDX. For the year ended December 31, 2004, the NDX gained 10.44% in price terms and 10.74% in total appreciation. The Potomac OTC Plus Portfolio gained 11.99%. A model 1.25 beta NDX portfolio, meaning a portfolio that magnified by 25% the percentage change in the price of the NDX without allowance for management, administrative or trading costs and without including dividends, would have gained 12.62%. The
Portfolio trailed the model performance due to the Portfolio's expenses, trading costs and opportunity costs associated with unanticipated asset flows.

                                [GRAPH OMITTED]

Comparison  of the  Growth  of a  $10,000  Investment  in the  Potomac  OTC Plus
Portfolio and the NASDAQ 100 Index

                                Potomac OTC Plus Portfolio    NASDAQ 100 Index

     4/30/2003                          10,000.00                 10,000.00
     5/31/2003                          10,450.00                 10,762.70
     6/30/2003                          10,420.00                 10,797.07
     7/31/2003                          10,950.00                 11,474.53
     8/31/2003                          11,470.00                 12,054.54
     9/30/2003                          11,080.00                 11,718.12
    10/31/2003                          12,200.00                 12,738.80
    11/30/2003                          12,070.00                 12,812.18
    12/31/2003                          12,591.66                 13,206.99
     1/31/2004                          12,744.35                 13,434.51
     2/29/2004                          12,469.51                 13,234.28
     3/31/2004                          12,143.78                 12,946.75
     4/30/2004                          11,807.86                 12,615.14
     5/31/2004                          12,408.44                 13,203.33
     6/30/2004                          13,222.77                 13,657.99
     7/31/2004                          11,879.12                 12,613.26
     8/31/2004                          11,421.06                 12,335.61
     9/30/2004                          11,879.12                 12,732.94
    10/31/2004                          12,520.41                 13,400.89
    11/30/2004                          13,452.21                 14,172.33
    12/31/2004                          14,101.71                 14,626.07

*The chart above  assumes an initial  investment  of $10,000 made on May 1, 2003
(commencement  of Portfolio  operations) and held through December 31, 2004. THE
PORTFOLIO'S  RETURN  REPRESENTS PAST  PERFORMANCE AND DOES NOT GUARANTEE  FUTURE
RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of

                                      -5-

Portfolio shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

POTOMAC MID CAP PLUS PORTFOLIO

MANAGEMENT DISCUSSION & ANALYSIS

INVESTMENT RETURNS

--------------------------------------------------------------------------------
                                                   TOTAL RETURNS*
                                       (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               SINCE INCEPTION
                                 ONE MONTH     SIX MONTHS        (MAY 1, 2004)
                                ------------------------------------------------

Potomac Mid Cap Plus Portfolio      5.24%      14.23%         14.80%

S&P 400 Mid Cap Index**             4.18%       9.79%         14.61%
--------------------------------------------------------------------------------

THE PERFORMANCE  QUOTED  REPRESENTS PAST  PERFORMANCE,  WHICH DOES NOT GUARANTEE
FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-862-3863.

* Return  figures  reflect  any  change  in  price  per  share  and  assume  the reinvestment of all distributions.
**  The  Index  is an  unmanaged  benchmark  that  assumes  reinvestment  of all distributions  and  excludes  the effect of taxes and fees.  The S&P 400 Mid Cap
Index  is  a  widely  recognized   unmanaged  index  of  equity  prices  and  is
representative  of a broader market and range of securities than is found in the
Portfolio's portfolio.

DISCUSSION

The Potomac Mid Cap Plus Portfolio seeks to provide 125% of the daily return of the S&P 400. The Portfolio's principal securities are long positions in S&P 400 futures contracts. The Potomac Mid Cap Plus Portfolio commenced operations on
May 1 but did not begin trading until early June. From the time it began trading through the end of the year, the Portfolio gained 14.80% compared to a total return for the S&P 400 of approximately 14.63% (13.72% in price terms).

The performance of the Portfolio cannot reasonably be compared to that of the index for the entire period, however, because the asset levels in the Portfolio were often below the $2 million threshold necessary to seek the Portfolio's target returns. As a consequence, the assets of the Portfolio were at times invested in money market instruments.

                                      -6-

                                [GRAPH OMITTED]

Comparison  of the Growth of a $10,000  Investment  in the  Potomac Mid Cap Plus
Portfolio and the S&P Mid Cap 400 Index

                                Potomac Mid Cap Plus Portfolio   S&P Mid Cap 400 Index

         4/30/2004                            10,000.00            10,000.00
         5/31/2004                            10,000.00            10,207.15
         6/30/2004                            10,050.00            10,439.27
         7/31/2004                             9,680.00             9,952.33
         8/31/2004                             9,920.00             9,926.08
         9/30/2004                            10,020.00            10,219.99
        10/31/2004                            10,120.00            10,383.28
        11/30/2004                            10,890.00            11,001.42
        12/31/2004                            11,480.00            11,461.30

*The chart above  assumes an initial  investment  of $10,000 made on May 1, 2004
(commencement  of Portfolio  operations) and held through December 31, 2004. THE
PORTFOLIO'S  RETURN  REPRESENTS PAST  PERFORMANCE AND DOES NOT GUARANTEE  FUTURE
RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

POTOMAC SMALL CAP PLUS PORTFOLIO

MANAGEMENT DISCUSSION & ANALYSIS

INVESTMENT RETURNS

--------------------------------------------------------------------------------
                                                  TOTAL RETURNS*
                                       (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                                SINCE INCEPTION
                                  ONE MONTH         SIX MONTHS    (MAY 1, 2004)
                                  ----------------------------------------------

Potomac Small Cap Plus Portfolio      3.31%           22.93%            24.90%

Russell 2000 Index**                  2.96%           10.83%            17.34%

--------------------------------------------------------------------------------

                                      -7-

THE PERFORMANCE  QUOTED  REPRESENTS PAST  PERFORMANCE,  WHICH DOES NOT GUARANTEE
FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-862-3863.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Portfolio's portfolio.

DISCUSSION

The Potomac Small Cap Plus Portfolio seeks to provide 125% of the daily return of the Russell 2000 ("RTY"). The Portfolio's principal securities are long positions in RTY futures contracts. For the period from inception through December 31, 2004, the price of the RTY gained 16.39% and the RTY provided a total return of 17.34%. The Potomac Small Cap Plus Portfolio gained 24.90%. A model 1.25 beta RTY portfolio, meaning a portfolio that magnified by 25% the percentage change in the price of the RTY without allowance for management, administrative or trading costs and without including dividends, would have gained 19.01%. Dividends contributed to the total return of the RTY, meaning a model which included dividends would produce a return somewhat higher than the 19.01% indicated. In any event, the performance of the Portfolio was quite good and was due, in part, to gains to the Portfolio due to unanticipated asset flows.

Comparison  of the Growth of a $10,000  Investment in the Potomac Small Cap Plus
Portfolio and the Russell 2000 Index

                                [GRAPH OMITTED]

                                    Potomac Small Cap Plus Portfolio Russell 2000 Index

     4/30/2004                                10,000.00               10,000.00
     5/31/2004                                10,000.00               10,159.14
     6/30/2004                                10,160.00               10,586.99
     7/31/2004                                 9,660.00                9,874.15
     8/31/2004                                 9,820.00                9,823.37
     9/30/2004                                10,370.00               10,284.55
    10/31/2004                                10,590.00               10,487.01
    11/30/2004                                12,090.00               11,396.63
    12/31/2004                                12,490.00               11,733.97

*The chart above  assumes an initial  investment  of $10,000 made on May 1, 2004
(commencement  of Portfolio  operations) and held through December 31, 2004. THE
PORTFOLIO'S  RETURN  REPRESENTS PAST  PERFORMANCE AND DOES NOT GUARANTEE  FUTURE
RESULTS. The returns shown do not

                                      -8-

reflect   deduction  of  taxes  that  a  shareholder   would  pay  on  Portfolio
distributions  or the  redemption of Portfolio  shares.  Investment  returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

POTOMAC U.S./SHORT PORTFOLIO

MANAGEMENT DISCUSSION & ANALYSIS

INVESTMENT RETURNS


--------------------------------------------------------------------------------
                                                  TOTAL RETURNS*
                                       (FOR PERIODS ENDED DECEMBER 31, 2004)

                                                               SINCE INCEPTION
                            ONE MONTH         SIX MONTHS        (MAY 1, 2004)
                               -------------------------------------------------

Potomac U.S./Short Portfolio     -3.00%        -18.48%              -19.30%

S&P 500 Index**                  3.37%          7.15%              10.72%

--------------------------------------------------------------------------------

THE PERFORMANCE  QUOTED  REPRESENTS PAST  PERFORMANCE,  WHICH DOES NOT GUARANTEE
FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-862-3863.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.
** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Portfolio's portfolio.

DISCUSSION

The Potomac US Short Portfolio seeks to provide a daily return inverse to that of the S&P 500. The Portfolio's principal securities include long positions in S&P 500 futures contracts and swaps on the S&P 500. The Potomac US Short
Portfolio, which commenced operations in the middle of the year and was often too small to pursue its' stated investment objective, lost 19.30% from inception through the end of the year. Since its' assets were quite low during the period, the US Short Portfolio's performance is difficult to compare to any benchmark.

                                      -9-

Comparison  of the  Growth of a $10,000  Investment  in the  Potomac  U.S./Short
Portfolio and the S&P 500 Index

                                [GRAPH OMITTED]

                           Potomac U.S./Short Portfolio S&P 500 Index

     4/30/2004                           10,000.00       10,000.00
     5/31/2004                            9,990.00       10,136.95
     6/30/2004                            9,900.00       10,333.94
     7/31/2004                           10,140.00        9,991.46
     8/31/2004                            9,440.00       10,031.60
     9/30/2004                            8,840.00       10,140.16
    10/31/2004                            8,660.00       10,295.07
    11/30/2004                            8,320.00       10,711.48
    12/31/2004                            8,070.00       11,072.42



*The chart above  assumes an initial  investment  of $10,000 made on May 1, 2004
(commencement  of Portfolio  operations) and held through December 31, 2004. THE
PORTFOLIO'S  RETURN  REPRESENTS PAST  PERFORMANCE AND DOES NOT GUARANTEE  FUTURE
RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

                                      -10-

WELLS S&P REITSM PORTFOLIO HOLDINGS

                                [CHART OMITTED]
WELLS S&P REITSM PORTFOLIO ANALYSIS AS OF DECEMBER 31, 20041

REITs 97.41%
Money Market 2.17%
Other assets less liabilities 0.42%

1 Percentage of net assets.

POTOMAC DOW 30SM PLUS PORTFOLIO HOLDINGS

                                [CHART OMITTED]

POTOMAC DOW 30SM PLUS PORTFOLIO ANALYSIS AS OF DECEMBER 31, 20041

Common Stocks 79.67%
U.S. Treasury and Agency Obligations 18.10%
Repurchase Agreements 0.60%
Money Market 0.44%
Unrealized Appreciation of Futures Contracts 0.60%
Other assets less liabilities 0.59%

1 Percentage of net assets.

                                      -11-

POTOMAC OTC PLUS PORTFOLIO HOLDINGS

POTOMAC OTC PLUS PORTFOLIO ANALYSIS AS OF DECEMBER 31, 20041

Common Stocks 78.82%
U.S. Treasury and Agency Obligations 14.37%
Repurchase Agreements 2.40%
Money Market 0.59%
Unrealized Appreciation of Futures Contracts 0.02%
Cash and other assets less liabilities 3.80%

1 Percentage of net assets.

ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO HOLDINGS

ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO ANALYSIS AS OF
DECEMBER 31, 20041

                                [CHART OMITTED]

U.S. Treasury and Agency Obligations  69.29%
Money Market  28.64%
Repurchase Agreements  5.04%
Liabilities in excess of other assets  (2.97)%

1 Percentage of net assets.

                                      -12-

POTOMAC MID CAP PLUS PORTFOLIO

POTOMAC MID CAP PLUS POARTFOLIO ANALYSIS AS OF  DECEMBER 31, 20041

                                [CHART OMITTED]

U.S. Treasury and Agency Obligations 73.82%
Repurchase Agreements 11.36%
Money Market 7.53%
Unrealized Appreciation of Futures Contracts 4.24%
Other assets less liabilities 3.05%

1 Percentage of net assets.


POTOMAC SMALL CAP PLUS PORTFOLIO

POTOMAC SMALL CAP PLUS PORTFOLIO ANALYSIS AS OF DECEMBER 31, 20041

                                [CHART OMITTED]

U.S. Treasury and Agency Obligations 65.77%
Money Market 21.08%
Repurchase Agreements 3.76%
Unrealized Appreciation of Futures Contracts 9.39%
Other assets less liabilities 8.19%

1 Percentage of net assets.

                                      -13-

POTOMAC U.S./SHORT PORTFOLIO

POTOMAC U.S./SHORT PORTFOLIO ANALYSIS AS OF DECEMBER 31, 20041

                                [CHART OMITTED]

U.S. Treasury and Agency Obligations 72.64%
Repurchase Agreements 19.12%
Money Market 1.21%
Unrealized Appreciation/(Depreciation) of Futures Contracts (2.22)%
Other assets less liabilities 9.25%

1 Percentage of net assets.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Portfolios file complete schedules of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Qs are available at the SEC's website at www.sec.gov. The Portfolios' Form N-Qs may be reviewed and copied at the Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR PORTFOLIO'S EXPENSES
-------------------------------

As a shareholder a Portfolio, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses.
This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period July 1, 2004 to December 31, 2004.

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expense you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second  line of the table  below  provides  information  about  hypothetical account values and hypothetical  expenses based each Portfolio's  actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not any Portfolio's actual return. The hypothetical  account values and expenses may not be used to estimate the actual ending  account  balance or expenses you paid for the period.  You may use this  information  to compare the ongoing  costs of investing  in  each  Portfolio  and  other  funds.  To do so,  compare  this  5%
hypothetical  example  with the 5%  hypothetical  examples  that  appear  in the shareholder reports of other funds.

                                      -14-

-------------------------------------------- ------------------ --------------------- -------------------------
      ACCESS VARIABLE INSURANCE TRUST            BEGINNING         ENDING ACCOUNT      EXPENSES PAID DURING
                PORTFOLIOS                    ACCOUNT VALUE           VALUE                  PERIOD*
                                               JULY 1, 2004      DECEMBER 31, 2004         JULY 1, 2004-
                                                                                         DECEMBER 31, 2004
-------------------------------------------- ------------------ --------------------- -------------------------
Wells S&PSM REIT Portfolio                       $1,000.00           $1,234.22                 $8.12
Actual return  23.422%**
-------------------------------------------- ------------------ --------------------- -------------------------
Wells S&PSM REIT Portfolio                       $1,000.00           $1,017.86                 $7.34
Hypothetical
(5% annual return before expenses)
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac Dow 30SM Plus Portfolio                  $1,000.00           $1,024.51                 $7.39
Actual return 2.450%**
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac Dow 30SM Plus Portfolio                  $1,000.00           $1,017.84                 $7.36
Hypothetical
(5% annual return before expenses)
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac OTC Plus Portfolio                       $1,000.00           $1,066.47                 $7.64
Actual return 6.647%**
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac OTC Plus Portfolio                       $1,000.00           $1,017.74                 $7.46
(5% annual return before expenses)
-------------------------------------------- ------------------ --------------------- -------------------------
Access U.S. Government Money Market              $1,000.00           $1,000.00                 $8.15
Actual return 0%**
-------------------------------------------- ------------------ --------------------- -------------------------
Access U.S. Government Money Market              $1,000.00           $1,016.99                 $8.22
(5% annual return before expenses)
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac Mid Cap Plus Portfolio                   $1,000.00           $1,142.29                 $7.79
Actual return 14.229%**
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac Mid Cap Plus Portfolio                   $1,000.00           $1,017.86                 $7.34
(5% annual return before expenses)
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac Small Cap Plus Portfolio                 $1,000.00           $1,299.33                 $8.10
Actual return 22.933%**
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac Small Cap Plus Portfolio                 $1,000.00           $1,017.87                 $7.33
(5% annual return before expenses)
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac U.S./Short Portfolio                     $1,000.00            $815.15                  $6.62
Actual return (18.485%)**
-------------------------------------------- ------------------ --------------------- -------------------------
Potomac U.S./Short Portfolio                     $1,000.00           $1,017.84                 $7.36
(5% annual return before expenses)
-------------------------------------------- ------------------ --------------------- -------------------------

*Expenses are equal to each Portfolio's annualized expense ratio, which was 1.34% for the Money Market Portfolio and 1.45% for the other Portfolios, multiplied by the average account value over the period, multiplied by 184/366
(to reflect the one-half year period).
**Not annualized.
                                      -15-

ACCESS VARIABLE INSURANCE TRUST
WELLS S&P REITSM INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

COMMON STOCKS - 97.41%                                                                  SHARES                 VALUE
                                                                                     -------------        ------------------

REAL ESTATE INVESTMENT TRUSTS - 97.41%
Alexandria Real Estate Equities, Inc.                                                         400              $     29,768
AMB Property Corp.                                                                          1,720                    69,471
Amli Residential Properties Trust                                                             520                    16,640
Apartment Investment & Management Co.                                                       1,950                    75,153
Archstone-Smith Trust                                                                       4,060                   155,498
Arden Realty, Inc.                                                                          1,350                    50,922
Associated Estates Realty Corp.                                                               400                     4,088
AvalonBay Communities, Inc.                                                                 1,485                   111,821
Bedford Property Investors, Inc.                                                              330                     9,375
Boston Properties, Inc.                                                                     2,270                   146,801
Brandywine Realty Trust                                                                     1,100                    32,329
BRE Properties, Inc.                                                                        1,050                    42,326
Camden Property Trust                                                                         820                    41,820
Capital Automotive REIT                                                                       980                    34,814
CarrAmerica Realty Corp.                                                                    1,120                    36,960
Catellus Development Corp.                                                                  2,120                    64,872
CBL & Associates Properties, Inc.                                                             640                    48,864
Centerpoint Properties Trust                                                                1,000                    47,890
Colonial Properties Trust                                                                     560                    21,991
Commercial Net Lease Realty, Inc.                                                           1,070                    22,042
Cornerstone Realty Income Trust, Inc.                                                       1,155                    11,527
Corporate Office Properties Trust                                                             750                    22,012
Correctional Properties Trust                                                                 230                     6,642
Cousins Properties, Inc.                                                                    1,020                    30,875
Crescent Real Estate Equities Co.                                                           2,030                    37,068
CRT Properties, Inc.                                                                          640                    15,270
Developers Diversified Realty Corp.                                                         2,220                    98,501
Duke Realty Corp.                                                                           2,960                   101,054
EastGroup Properties, Inc.                                                                    430                    16,478
Entertainment Properties Trust                                                                520                    23,166
Equity Inns, Inc.                                                                           1,060                    12,444
Equity Office Properties Trust                                                              8,355                   243,298
Equity Residential Properties Trust                                                         5,860                   212,015
Essex Property Trust, Inc.                                                                    470                    39,386
Federal Realty Investment Trust SBI                                                         1,070                    55,266
Felcor Lodging Trust, Inc.  (a)                                                             1,240                    18,166
First Industrial Realty Trust, Inc.                                                           880                    35,842
Gables Residential Trust                                                                      605                    21,653

See accompanying notes which are an intregal part of the financial statements.
                                      -16-

ACCESS VARIABLE INSURANCE TRUST
WELLS S&P REITSM INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

COMMON STOCKS - 97.41% - CONTINUED                                                      SHARES                  VALUE
                                                                                     -------------        ------------------

REAL ESTATE INVESTMENT TRUSTS - 97.41% - CONTINUED
General Growth Properties, Inc.                                                             4,530              $    163,805
Glenborough Realty Trust, Inc.                                                                655                    13,938
Glimcher Realty Trust                                                                         730                    20,228
Health Care Property Investors, Inc.                                                        2,760                    76,424
Health Care REIT, Inc.                                                                      1,080                    41,202
Healthcare Realty Trust, Inc.                                                                 980                    39,886
Heritage Property Investment Trust, Inc.                                                      960                    30,806
Highwoods Properties, Inc.                                                                  1,100                    30,470
Home Properties of New York, Inc.                                                             690                    29,670
Hospitality Properties Trust                                                                1,380                    63,480
HRPT Properties Trust                                                                       3,670                    47,086
Innkeepers USA Trust                                                                          780                    11,076
iStar Financial, Inc.                                                                       2,290                   103,645
Kilroy Realty Corp.                                                                           585                    25,009
Kimco Realty Corp.                                                                          2,330                   135,117
Kramont Realty Trust                                                                          500                    11,700
LaSalle Hotel Properties                                                                      610                    19,416
Lexington Corporate Properties Trust                                                        1,010                    22,806
Liberty Property Trust                                                                      1,760                    76,032
Macerich Co.                                                                                1,220                    76,616
Mack-Cali Realty Corp.                                                                      1,250                    57,538
Manufactured Home Communities, Inc.                                                           470                    16,803
Meristar Hospitality Corp.  (a)                                                             1,800                    15,030
Mid-America Apartment Communities, Inc.                                                       420                    17,312
Mills Corp.                                                                                 1,140                    72,686
National Health Investors, Inc.                                                               560                    16,341
Nationwide Health Properties, Inc.                                                          1,370                    32,538
New Plan Excel Realty Trust, Inc.                                                           2,110                    57,139
Pan Pacific Retail Properties, Inc.                                                           830                    52,041
Parkway Properties, Inc.                                                                      230                    11,673
Pennsylvania Real Estate Investment Trust                                                     740                    31,672
Plum Creek Timber Co., Inc.                                                                 3,810                   146,456
Post Properties, Inc.                                                                         820                    28,618
Prentiss Properties Trust                                                                     920                    35,144
Prologis                                                                                    3,810                   165,087
PS Business Parks, Inc.                                                                       450                    20,295
Public Storage, Inc.                                                                        2,660                   148,295
Ramco-Gershenson Properties Trust                                                             340                    10,965
Rayonier, Inc.                                                                              1,020                    49,888
Realty Income Corp.                                                                           810                    40,970


See accompanying notes which are an intregal part of the financial statements.
                                      -17-

ACCESS VARIABLE INSURANCE TRUST
WELLS S&P REITSM INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

COMMON STOCKS - 97.41% - CONTINUED                                                      SHARES                  VALUE
                                                                                     -------------        ------------------

REAL ESTATE INVESTMENT TRUSTS - 97.41% - CONTINUED
Reckson Associates Realty Corp.                                                             1,660              $     54,465
Regency Centers Corp.                                                                       1,290                    71,466
Saul Centers, Inc.                                                                            340                    13,005
Senior Housing Properties Trust                                                             1,410                    26,705
Shurgard Storage Centers, Inc.                                                                970                    42,690
Simon Property Group, Inc.                                                                  4,580                   296,189
SL Green Realty Corp.                                                                         835                    50,559
Sovran Self Storage, Inc.                                                                     320                    13,485
Summit Properties, Inc.                                                                       645                    21,001
Sun Communities, Inc.                                                                         380                    15,295
Tanger Factory Outlet Centers, Inc.                                                           560                    14,818
Taubmen Centers, Inc.                                                                       1,050                    31,447
Thornburg Mortgage Asset Corp.                                                              1,830                    52,997
Town & Country Trust                                                                          360                     9,947
United Dominion Realty Trust, Inc.                                                          2,750                    68,200
Universal Healthy Realty Income                                                               236                     7,583
Urstadt Biddle Properties, Inc.                                                               530                     9,037
U S Restaurant Properties, Inc.                                                               465                     8,398
Vornado Realty Trust                                                                        2,620                   199,461
Washington Real Estate Investment Trust                                                       860                    29,128
Weingarten Realty Investors                                                                 1,830                    73,383
Winston Hotels, Inc.                                                                          545                     6,436
                                                                                                          ------------------
                                                                                                                  5,244,706
                                                                                                          ------------------

TOTAL COMMON STOCKS (COST $4,692,162)                                                                             5,244,706
                                                                                                          ------------------

MONEY MARKET SECURITIES - 2.17%
Huntington Money Market Fund Investment Shares - Class A, 1.06% (b)                       116,709                   116,709
                                                                                                          ------------------

TOTAL MONEY MARKET SECURITIES (COST $116,709)                                                                       116,709
                                                                                                          ------------------

TOTAL INVESTMENTS (COST $4,808,871) - 99.58%                                                                  $   5,361,415
                                                                                                          ------------------

OTHER ASSETS LESS LIABILITIES - 0.42%                                                                                22,459
                                                                                                          ------------------

TOTAL NET ASSETS - 100.00%                                                                                    $   5,383,874
                                                                                                          ==================


(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

See accompanying notes which are an intregal part of the financial statements.
                                      -18-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC DOW 30SM PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

COMMON STOCKS - 79.67%                                                                SHARES              VALUE
                                                                                   -------------      --------------

Aircraft - 2.83%
Boeing Co.                                                                                9,050        $    468,518
                                                                                                      --------------

Aircraft Engines & Engine Parts - 5.64%
United Technologies Corp.                                                                 9,050             935,318
                                                                                                      --------------

Beverages - 2.27%
Coca-Cola Co.                                                                             9,050             376,751
                                                                                                      --------------

Chemicals - 2.68%
Du Pont                                                                                   9,050             443,903
                                                                                                      --------------

Computer & Office Equipment - 6.53%
Hewlett-Packard Co.                                                                       9,050             189,778
International Business Machines Corp.                                                     9,050             892,149
                                                                                                      --------------
                                                                                                          1,081,927
                                                                                                      --------------

Construction, Machinery & Equipment - 5.32%
Caterpillar, Inc.                                                                         9,050             882,466
                                                                                                      --------------

Converted Paper & Paperboard Products - 4.48%
3M Co.                                                                                    9,050             742,733
                                                                                                      --------------

Electronic & Other Electrical Equipment - 1.99%
General Electric Co.                                                                      9,050             330,325
                                                                                                      --------------

Finance Services - 3.08%
American Express Co.                                                                      9,050             510,149
                                                                                                      --------------

Fire, Marine & Casualty Insurance - 3.59%
American International Group                                                              9,050             594,313
                                                                                                      --------------

Food & Kindred Products - 3.34%
Altria Group, Inc.                                                                        9,050             552,955
                                                                                                      --------------

Motor Vehicle Parts & Accessories - 1.93%
Honeywell International, Inc.                                                             9,050             320,461
                                                                                                      --------------

Motor Vehicles & Passenger Car Bodies - 2.19%
General Motors Corp.                                                                      9,050             362,543
                                                                                                      --------------

National Commercial Banks - 4.76%
Citigroup, Inc.                                                                           9,050             436,029
JP Morgan Chase & Co.                                                                     9,050             353,041
                                                                                                      --------------
                                                                                                            789,070
                                                                                                      --------------

Petroleum Refining - 2.80%
Exxon Mobil Corp.                                                                         9,050             463,903
                                                                                                      --------------

Pharmaceutical Preparations - 6.68%
Johnson & Johnson                                                                         9,050             573,951
Merck & Co., Inc.                                                                         9,050             290,867
Pfizer Inc.                                                                               9,050             243,355
                                                                                                      --------------
                                                                                                          1,108,173
                                                                                                      --------------

Retail-Eating Places - 1.75%
McDonald's Corp.                                                                          9,050             290,143
                                                                                                      --------------

See accompanying notes which are an intregal part of the financial statements.
                                      -19-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC DOW 30SM PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

COMMON STOCKS - 79.67%                                                                SHARES              VALUE
                                                                                   -------------      --------------

Retail-Lumbar & Other Building Materials Dealers - 2.33%
Home Depot, Inc.                                                                          9,050         $    386,797
                                                                                                      --------------

Retail-Variety Stores - 2.88%
Wal-Mart Stores, Inc.                                                                     9,050             478,021
                                                                                                      --------------

Rolling, Drawing & Extruding of Nonferrous Metals - 1.71%
Alcoa, Inc.                                                                               9,050             284,351
                                                                                                      --------------

Semiconductors & Related Devices - 1.28%
Intel Corp.                                                                               9,050             211,680
                                                                                                      --------------

Services-Miscellaneous Amusement & Recreation - 1.52%
The Walt Disney Co.                                                                       9,050             251,590
                                                                                                      --------------

Services-Prepackaged Software - 1.46%
Microsoft Corp.                                                                           9,050             241,726
                                                                                                      --------------

Soap, Detergent, Cleansing Preparations, Perfumes, Cosmetics - 3.01%
Proctor & Gamble Co.                                                                      9,050             498,474
                                                                                                      --------------

Telephone Communications - 3.62%
SBC Communications, Inc.                                                                  9,050             233,217
Verizon Communications, Inc                                                               9,050             366,615
                                                                                                      --------------
                                                                                                            599,832
                                                                                                      --------------

TOTAL COMMON STOCKS (Cost $13,064,476)                                                                   13,206,122
                                                                                                      --------------

                                                                                    PRINCIPAL
U.S. Treasury & Agency Obligations - 18.10%                                           AMOUNT
                                                                                   -------------

Federal National Mortgage Association Discount Note, 0.00%, 1/10/05                 $ 1,000,000             999,516
Federal Home Loan Bank Discount Note, 0.00%, 1/5/05                                   1,000,000             999,801
U.S. Treasury Bill, 0.00%, 1/13/05                                                    1,001,000           1,000,473
                                                                                                      --------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $2,999,790)                                                2,999,790
                                                                                                      --------------

Repurchase Agreements - 0.60%
Mizuho Securities, 2.00%, Dated 12/31/04, Due 1/3/05                                    100,000             100,000
                                                                                                      --------------
 (Collateralized by U.S. Treasury Bond, 9.375%, 8/15/21, Market Value $102,003)

TOTAL REPURCHASE AGREEMENTS (Cost $100,000)                                                                 100,000
                                                                                                      --------------

Money Market Securities - 0.44%                                                       SHARES
                                                                                   -------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 0.96% (a)        73,171              73,171
                                                                                                      --------------

TOTAL MONEY MARKET SECURITIES (Cost $73,171)                                                                 73,171
                                                                                                      --------------

TOTAL INVESTMENTS (Cost $16,237,437) - 98.81%                                                           $16,379,083
                                                                                                      --------------

Other assets less liabilities - 1.19%                                                                       197,395
                                                                                                      --------------

TOTAL NET ASSETS - 100.00%                                                                              $16,576,478
                                                                                                      ==============

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


See accompanying notes which are an intregal part of the financial statements.
                                      -20-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC DOW 30SM PLUS PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
DECEMBER 31, 2004
                                                                                                       Unrealized
Contracts                                                                                             Appreciation
--------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased
            71             Dow Jones Industrial Average Futures Contracts                               $     99,517
                                                                                                      ==============
                           Expiring March 2005 (Underlying Face Amount at Market Value $7,645,280)




See accompanying notes which are an intregal part of the financial statements.
                                      -21-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

COMMON STOCKS - 78.82%                                                                     SHARES                VALUE
                                                                                       ---------------      ----------------

Arrangement of Transportation of Freight & Cargo - 0.60%
Capital Corporate Resources (a)                                                                 1,015         $      56,353
Expeditors International Of Washington, Inc.                                                    1,246                69,627
                                                                                                            ----------------
                                                                                                                    125,980
                                                                                                            ----------------

Biological Products  - 6.02%
Amgen, Inc. (a)                                                                                 7,168               459,827
Biogen IDEC, Inc. (a)                                                                           4,352               289,887
Genzyme Corp. (a)                                                                               3,443               199,935
Gilead Sciences, Inc.                                                                           5,121               179,184
Invitrogen Corp. (a)                                                                              584                39,204
Medimmune, Inc. (a)                                                                             3,266                88,541
                                                                                                            ----------------
                                                                                                                  1,256,578
                                                                                                            ----------------

Cable & Other Pay Television Services - 2.72%
Comcast Corp. Class A (a)                                                                      11,336               377,262
EchoStar Communications Corp.                                                                   2,658                88,352
Liberty Media International, Inc.                                                               2,199               101,660
                                                                                                            ----------------
                                                                                                                    567,274
                                                                                                            ----------------

Communication Services - 0.46%
XM Satellite Radio Holdings, Inc. (a)                                                           2,562                96,382
                                                                                                            ----------------

Computer Communication Equipment - 3.18%
Cisco Systems, Inc. (a)                                                                        28,359               547,329
Juniper Networks, Inc. (a)                                                                      4,300               116,917
                                                                                                            ----------------
                                                                                                                    664,246
                                                                                                            ----------------

Computer Storage Devices - 0.94%
Network Appliance, Inc. (a)                                                                     4,527               150,387
Sandisk Corp.                                                                                   1,842                45,995
                                                                                                            ----------------
                                                                                                                    196,382
                                                                                                            ----------------

Computer Terminals - 0.27%
ATI Technologies, Inc. (a)                                                                      2,922                56,658
                                                                                                            ----------------

Dental Equipment & Supplies - 0.25%
Dentsply International, Inc.                                                                      934                52,491
                                                                                                            ----------------

Electrical Industrial Apparatus - 0.24%
American Power Conversion, Inc.                                                                 2,314                49,520
                                                                                                            ----------------

Electronic Computers - 4.87%
Apple Computer, Inc. (a)                                                                        7,087               456,403
Dell, Inc. (a)                                                                                 11,035               465,015
Sun Microsystems, Inc. (a)                                                                     17,741                95,447
                                                                                                            ----------------
                                                                                                                  1,016,865
                                                                                                            ----------------

Electronic Connectors - 0.17%
Molex, Inc. (a)                                                                                 1,200                36,000
                                                                                                            ----------------



See accompanying notes which are an intregal part of the financial statements.
                                      -22-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

COMMON STOCKS - 78.82% - CONTINUED                                                         SHARES                VALUE
                                                                                       ---------------      ----------------

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.54%
Cintas Corp.                                                                                    2,558          $    112,194
                                                                                                            ----------------

Motor Vehicles & Passenger Car Bodies - 0.91%
PACCAR, Inc.                                                                                    2,360               189,933
                                                                                                            ----------------

Optical Instruments & Lenses - 0.65%
KLA-Tencor Corp. (a)                                                                            2,911               135,594
                                                                                                            ----------------

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.86%
Biomet, Inc.                                                                                    4,138               179,548
                                                                                                            ----------------

Paperboard Mills - 0.27%
Smurfit Stone Container Corp. (a)                                                               3,023                56,470
                                                                                                            ----------------

Pharmaceutical Preparations - 1.55%
Chiron, Corp. (a)                                                                               3,192               106,389
Millennium Pharmaceuticals (a)                                                                  4,164                50,468
TEVA Pharmaceutical Industries, Ltd. (b)                                                        5,606               167,395
                                                                                                            ----------------
                                                                                                                    324,252
                                                                                                            ----------------

Printed Circuit Boards - 0.76%
Flextronics International Ltd. (a)                                                              7,285               100,679
Sanmina Corp.  (a)                                                                              6,692                56,681
                                                                                                            ----------------
                                                                                                                    157,360
                                                                                                            ----------------

Radio Broadcasting Stations - 0.61%
Sirius Satellite Radio, Inc. (a)                                                               16,588               126,898
                                                                                                            ----------------

Radio & TV Broadcasting & Communications Equipment - 5.18%
Ericsson (LM) (a) (b)                                                                           2,109                66,412
QUALCOMM, Inc.                                                                                 23,937             1,014,929
                                                                                                            ----------------
                                                                                                                  1,081,341
                                                                                                            ----------------

Radiotelephone Communications - 2.42%
NEXTEL Communications, Inc. - Class A (a)                                                      16,857               505,710
                                                                                                            ----------------

Retail - Building Materials, Hardware, Garden Supply - 0.27%
Fastenal Co.                                                                                      897                55,219
                                                                                                            ----------------

Retail - Catalog & Mail - Order Houses - 1.05%
Amazon.com, Inc. (a)                                                                            3,366               149,080
CDW Corp.                                                                                       1,064                70,597
                                                                                                            ----------------
                                                                                                                    219,677
                                                                                                            ----------------

Retail - Drug Stores & Proprietary Stores- 0.30%
Express Scripts, Inc. (a)                                                                         812                62,069
                                                                                                            ----------------

Retail - Eating & Drinking Places - 1.99%
Starbucks Corp. (a)                                                                             6,652               414,819
                                                                                                            ----------------




See accompanying notes which are an intregal part of the financial statements.
                                      -23-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

COMMON STOCKS - 78.82% - CONTINUED                                                         SHARES                VALUE
                                                                                       ---------------      ----------------

Retail - Family Clothing Stores - 0.25%
Ross Stores, Inc.                                                                               1,788         $      51,619
                                                                                                            ----------------

Retail - Grocery Stores - 0.34%
Whole Foods Market, Inc.                                                                          749                71,417
                                                                                                            ----------------

Retail - Home Furniture, Furnishings & Equipment Stores - 0.95%
Bed Bath & Beyond, Inc. (a)                                                                     4,950               197,159
                                                                                                            ----------------

Retail - Miscellaneous Shopping Goods Stores - 0.66%
Staples, Inc.                                                                                   4,075               137,368
                                                                                                            ----------------

Retail - Retail Stores - 0.30%
PETsMART, Inc.                                                                                  1,745                62,000
                                                                                                            ----------------

Retail - Variety Stores - 1.43%
Costco Wholesale Corp.                                                                          3,000               145,230
Dollar Tree Stores, Inc. (a)                                                                    1,324                37,972
Kmart Holding Corp. (a)                                                                         1,167               115,475
                                                                                                            ----------------
                                                                                                                    298,677
                                                                                                            ----------------

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.36%
Gramin Ltd.                                                                                     1,221                74,286
                                                                                                            ----------------

Semiconductors & Related Devices - 8.64%
Applied Materials, Inc. (a)                                                                    10,650               182,115
Broadcom Corp. - Class A (a)                                                                    2,991                96,550
Intel Corp.                                                                                    26,556               621,145
Intersil Corp.                                                                                  1,882                31,505
JDS Uniphase Corp. (a)                                                                         19,712                62,487
Linear Technology Corp.                                                                         5,029               194,924
Marvell Technology Group Ltd.                                                                   3,175               112,617
Maxim Integrated Products, Inc.                                                                 5,578               236,451
Microchip Technology, Inc.                                                                      2,090                55,719
Qlogic Corp. (a)                                                                                1,152                42,313
Xilinx, Inc.                                                                                    5,632               166,989
                                                                                                            ----------------
                                                                                                                  1,802,815
                                                                                                            ----------------

Services - Advertising Agencies - 0.21%
Lamar Advertising Co. - Class A (a)                                                             1,032                44,149
                                                                                                            ----------------

Services - Business Services - 3.36%
eBAY, Inc. (a)                                                                                  6,022               700,238
                                                                                                            ----------------

Services - Computer Integrated Systems Design - 1.46%
Yahoo, Inc.  (a)                                                                                8,108               305,509
                                                                                                            ----------------

Services - Computer Processing & Data Preparation - 0.57%
Fiserv, Inc. (a)                                                                                2,951               118,601
                                                                                                            ----------------

Services - Computer Programming Services - 0.47%
VeriSign, Inc. (a)                                                                              2,915                97,711
                                                                                                            ----------------
                                      -24-

Access Variable Insurance Trust
Potomac OTC Plus Portfolio
Schedule of Investments - continued
December 31, 2004

Common Stocks - 78.82% - continued                                                         SHARES                VALUE
                                                                                       ---------------      ----------------

Services - Educational Services - 1.11%
Apollo Group, Inc. - Class A (a)                                                                2,261         $     182,485
Career Education Corp.                                                                          1,251                50,040
                                                                                                            ----------------
                                                                                                                    232,525
                                                                                                            ----------------

Services - Engineering, Accounting, Research, Management - 0.71%
PayChex, Inc.                                                                                   4,327               147,464
                                                                                                            ----------------

Services - Miscellaneous Amusement & Recreation - 0.42%
Wynn Resorts Ltd. (a)                                                                           1,315                88,000
                                                                                                            ----------------

Services - Miscellaneous Health & Allied Services - 0.24%
Lincare Holdings, Inc. (a)                                                                      1,179                50,284
                                                                                                            ----------------

Services - Motion Picture & Video Tape Production - 0.29%
Pixar, Inc. (a)                                                                                   704                60,269
                                                                                                            ----------------

Services - Prepackaged Software - 15.55%
Adobe Systems, Inc.                                                                             2,806               176,049
Altera Corp. (a)                                                                                6,332               131,073
Autodesk, Inc.                                                                                  2,922               110,890
BEA Systems, Inc. (a)                                                                           4,567                40,464
Check Point Software Technologies Ltd. (a)                                                      3,145                77,461
Citrix Systems, Inc. (a)                                                                        2,449                60,074
Electronic Arts, Inc. (a)                                                                       3,704               228,463
Intuit, Inc. (a)                                                                                2,840               124,988
Mercury Interactive Corp. (a)                                                                   1,088                49,558
Microsoft Corp.                                                                                45,065             1,203,686
Oracle Corp. (a)                                                                               26,398               362,181
PeopleSoft, Inc. (a)                                                                            6,424               170,107
Siebel Systems, Inc. (a)                                                                        7,323                76,891
Symantec Corp.                                                                                  9,494               244,565
Synopsys, Inc. (a)                                                                              1,660                32,569
Veritas Software Corp. (a)                                                                      5,480               156,454
                                                                                                            ----------------
                                                                                                                  3,245,473
                                                                                                            ----------------

Special Industry Machinery - 0.47%
Lam Research Corp. (a)                                                                          1,744                50,419
Novellus Systems, Inc. (a)                                                                      1,736                48,417
                                                                                                            ----------------
                                                                                                                     98,836
                                                                                                            ----------------

Telephone & Telegraph Apparatus - 1.30%
Comverse Technology, Inc. (a)                                                                   2,509                61,345
Research In Motion Ltd. (a)                                                                     2,250               185,445
Tellabs, Inc. (a)                                                                               2,909                24,988
                                                                                                            ----------------
                                                                                                                    271,778
                                                                                                            ----------------

Telephone Communications  - 0.95%
Level 3 Communications, Inc. (a)                                                                8,170                27,696
MCI, Inc.                                                                                       4,264                85,962
NTL, Inc. (a)                                                                                   1,157                84,415
                                                                                                            ----------------
                                                                                                                    198,073
                                                                                                            ----------------

Transportation Services - 1.14%
IAC/InterActiveCorp (a)                                                                         8,576               236,869
                                                                                                            ----------------
See accompanying notes which are an intregal part of the financial statements.
                                      -25-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004

COMMON STOCKS - 78.82% - CONTINUED                                                         SHARES                VALUE
                                                                                       ---------------      ----------------

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 0.33%
Patterson Companies, Inc.                                                                       1,606         $      69,684
                                                                                                            ----------------

Wholesale-Chemicals & Allied Products - 0.23%
Sigma Aldrich Corp.                                                                               803                48,549
                                                                                                            ----------------

TOTAL COMMON STOCKS (Cost $16,329,335)                                                                           16,448,813
                                                                                                            ----------------

                                                                                         PRINCIPAL
U.S. Treasury & Agency Obligations - 14.37%                                                AMOUNT
                                                                                       ---------------
Federal National Mortgage Association Discount Note, 0.00%, 1/10/05                       $ 1,000,000               999,516
Federal Home Loan Bank Discount Note, 0.00%, 1/5/05                                         1,000,000               999,801
U.S. Treasury Bill, 0.00%, 1/13/05                                                          1,001,000             1,000,473
                                                                                                            ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $2,999,790)                                                        2,999,790
                                                                                                            ----------------

Repurchase Agreements - 2.40%
Mizuho Securities, 2.00%, Dated 12/31/04, Due 1/3/05                                          500,000               500,000
                                                                                                            ----------------
 (Collateralized by U.S. Treasury Bond, 9.375%, 8/15/21, Market Value $510,016)

TOTAL REPURCHASE AGREEMENTS (Cost $500,000)                                                                         500,000
                                                                                                            ----------------

Money Market Securities - 0.59%                                                            SHARES
                                                                                       ---------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 0.96% (c)             123,019               123,019
                                                                                                            ----------------

TOTAL MONEY MARKET SECURITIES (Cost $123,019)                                                                       123,019
                                                                                                            ----------------


TOTAL INVESTMENTS (Cost $19,952,144) - 96.18%                                                                  $ 20,071,622
                                                                                                            ----------------

Other assets less liabilities - 3.82%                                                                               796,348
                                                                                                            ----------------

TOTAL NET ASSETS - 100.00%                                                                                     $ 20,867,970
                                                                                                            ================

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


See accompanying notes which are an intregal part of the financial statements.
                                      -26-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC OTC PLUS PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
DECEMBER 31, 2004
                                                                                                              Unrealized
Contracts                                                                                                    Appreciation
----------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased
            59              NASDAQ 100 Futures Contracts                                                       $      3,549
                                                                                                            ================
                            Expiring March 2005 (Underlying Face Amount at Market Value $9,608,150)





See accompanying notes which are an intregal part of the financial statements.
                                      -27-

ACCESS VARIABLE INSURANCE TRUST
ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004



                                                                                        PRINCIPAL
U.S. Treasury & Agency Obligations - 69.29%                                              AMOUNT                 VALUE
                                                                                     ----------------       ---------------

Federal National Mortgage Association Discount Note, 0.00%, 1/10/05                      $ 3,500,000         $   3,498,308
Federal Home Loan Bank Discount Note, 0.00%, 1/5/05                                        3,000,000             2,999,403
U.S. Treasury Bill, 0.00%, 1/13/05                                                         4,503,000             4,500,628
                                                                                                            ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $10,998,339)                                                     10,998,339
                                                                                                            ---------------

Repurchase Agreements - 5.04%
Mizuho Securities, 2.00%, Dated 12/31/04, Due 1/3/05                                         800,000               800,000
                                                                                                            ---------------
 (Collateralized by U.S. Treasury Bond, 9.375%, 8/15/21, Market Value $816,026)

TOTAL REPURCHASE AGREEMENTS (Cost $800,000)                                                                        800,000
                                                                                                            ---------------

Money Market Securities - 28.64%                                                         SHARES
                                                                                     ----------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 0.96%(a)         4,747,128             4,747,128
                                                                                                            ---------------

TOTAL MONEY MARKET SECURITIES (Cost $4,747,128)                                                                  4,747,128
                                                                                                            ---------------

TOTAL INVESTMENTS (Cost $16,545,467) - 102.97%                                                               $  16,545,467
                                                                                                            ---------------

Liabilities in excess of other assets  - (2.97)%                                                                  (671,787)
                                                                                                            ---------------

TOTAL NET ASSETS - 100.00%                                                                                   $  15,873,680
                                                                                                            ===============

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.


See accompanying notes which are an intregal part of the financial statements.

                                      -28-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC MID CAP PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004



                                                                                           PRINCIPAL
U.S. Treasury & Agency Obligations - 73.82%                                                  AMOUNT             VALUE
                                                                                          -------------      ---------------

Federal National Mortgage Association Discount Note, 0.00%, 1/10/05                          $ 100,000         $     99,947
Federal Home Loan Bank Discount Note, 0.00%, 1/5/05                                            100,000               99,978
U.S. Treasury Bill, 0.00%, 1/13/05                                                             125,000              124,933
                                                                                                             ---------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $324,858)                                                            324,858
                                                                                                             ---------------

Repurchase Agreements - 11.36%
Mizuho Securities, 2.00%, Dated 12/31/04, Due 1/3/05                                            50,000               50,000
                                                                                                             ---------------
 (Collateralized by U.S. Treasury Bond, 9.375%, 8/15/21, Market Value $51,002)

TOTAL REPURCHASE AGREEMENTS (Cost $50,000)                                                                           50,000
                                                                                                             ---------------

Money Market Securities - 7.53%                                                              SHARES
                                                                                          -------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 0.96% (a)               33,125               33,125
                                                                                                             ---------------

TOTAL MONEY MARKET SECURITIES (Cost $33,125)                                                                         33,125
                                                                                                             ---------------

TOTAL INVESTMENTS (Cost $407,983) - 92.71%                                                                      $   407,983
                                                                                                             ---------------

Other assets less liabilities - 7.29%                                                                                32,106
                                                                                                             ---------------

TOTAL NET ASSETS - 100.00%                                                                                      $   440,089
                                                                                                             ===============

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.




See accompanying notes which are an intregal part of the financial statements.
                                      -29-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC MID CAP PLUS PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
DECEMBER 31, 2004
                                                                                                               Unrealized
Contracts                                                                                                     Appreciation
----------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased
          8           S&P Midcap 400 E-Mini Futures Contracts                                                  $     18,681
                                                                                                             ===============
                      Expiring March 2005 (Underlying Face Amount at Market Value $532,280)




See accompanying notes which are an intregal part of the financial statements.
                                      -30-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC SMALL CAP PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004



                                                                                     PRINCIPAL
U.S. Treasury & Agency Obligations - 65.77%                                            AMOUNT                  VALUE
                                                                                   ---------------       ------------------

Federal National Mortgage Association Discount Note, 0.00%, 1/10/05                   $ 2,750,000           $    2,748,643
Federal Home Loan Bank Discount Note, 0.00%, 1/5/05                                     2,750,000                2,748,814
U.S. Treasury Bill, 0.00%, 1/13/05                                                      3,252,000                3,251,362
                                                                                                         ------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $8,748,819)                                                       8,748,819
                                                                                                         ------------------

Repurchase Agreements - 3.76%
Mizuho Securities, 2.00%, Dated 12/31/04, Due 1/3/2005                                    500,000                  500,000
                                                                                                         ------------------
 (Collateralized by U.S. Treasury Bond, 9.375%, 8/15/21, Market Value $510,016)

TOTAL REPURCHASE AGREEMENTS (Cost $500,000)                                                                        500,000
                                                                                                         ------------------

Money Market Securities - 21.08%                                                       SHARES
                                                                                   ---------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 0.96% (a)       2,804,433                2,804,433
                                                                                                         ------------------

TOTAL MONEY MARKET SECURITIES (Cost $2,804,433)                                                                  2,804,433
                                                                                                         ------------------

TOTAL INVESTMENTS (Cost $12,053,252) - 90.61%                                                               $   12,053,252
                                                                                                         ------------------

Other assets less liabilities - 9.39%                                                                            1,248,479
                                                                                                         ------------------

TOTAL NET ASSETS - 100.00%                                                                                   $  13,301,731
                                                                                                         ==================

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.
See accompanying notes which are an intregal part of the financial statements.
                                      -31-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC SMALL CAP PLUS PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
DECEMBER 31, 2004
                                                                                                            Unrealized
Contracts                                                                                                  Appreciation
---------------------------------------------------------------------------------------------------------------------------
Futures Contracts Purchased
         47           Russell 2000 Futures Contracts                                                         $     143,125
                                                                                                         ------------------
                      Expiring March 2005 (Underlying Face Amount at Market Value $15,367,825)

          8           Russell 2000 E-Mini Futures Contracts                                                         16,181
                                                                                                         ------------------
                      Expiring March 2005 (Underlying Face Amount at Market Value $523,160)

TOTAL FUTURES CONTRACTS                                                                                       $    159,306
                                                                                                         ==================
See accompanying notes which are an intregal part of the financial statements.
                                      -32-

ACCESS VARIABLE INSURANCE TRUST
POTOMAC U.S./SHORT PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004



                                                                              PRINCIPAL
U.S. Treasury & Agency Obligations - 72.64%                                    AMOUNT                     VALUE
                                                                             ------------       ---------------------------

Federal National Mortgage Association Discount Note, 0.00%, 1/10/05             $ 60,000               $            59,971
Federal Home Loan Bank Discount Note, 0.00%, 1/5/05                               50,000                            49,990
U.S. Treasury Bill, 0.00%, 1/13/05                                                80,000                            79,958
                                                                                                ---------------------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $189,919)                                                           189,919
                                                                                                ---------------------------

Repurchase Agreements - 19.12%
Mizuho Securities, 2.00%, Dated 12/31/04, Due 1/3/05                              50,000                            50,000
                                                                                                ---------------------------
 (Collateralized by U.S. Treasury Bond, 9.375%, 8/15/21, Market Value $51,002)

TOTAL REPURCHASE AGREEMENTS (Cost $50,000)                                                                          50,000
                                                                                                ---------------------------

Money Market Securities - 1.21%                                                SHARES
                                                                             ------------
Huntington U.S. Treasury Money Market Fund Investment Shares - Class A, 0.96% (a)  3,162                             3,162
                                                                                                ---------------------------

TOTAL MONEY MARKET SECURITIES (Cost $3,162)                                                                          3,162
                                                                                                ---------------------------

TOTAL INVESTMENTS (Cost $243,081) - 92.97%                                                            $            243,081
                                                                                                ---------------------------

Other assets less liabilities  - 7.03%                                                                              18,379
                                                                                                ---------------------------

TOTAL NET ASSETS - 100.00%                                                                            $            261,460
                                                                                                ===========================

(a) Variable rate security; the coupon rate shown represents the rate at December 31, 2004.

See accompanying notes which are an intregal part of the financial statements.

                                      -33-

ACCESS VARIABLE INSURANCE TRUST
PPOTOMAC U.S./SHORT PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
DECEMBER 31, 2004
                                                                                                        Unrealized
Contracts                                                                                       Appreciation (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
Futures Contracts Sold Short
        (5)          S&P 500 E-Mini Futures Contracts                                                  $            (5,796)
                                                                                                ===========================
                     Expiring March 2005 (Underlying Face Amount at Market Value $(303,425))


See accompanying notes which are an intregal part of the financial statements.

                                      -34-



ACCESS VARIABLE INSURANCE TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                                                               ACCESS U.S.
                                                                 WELLS S&P        POTOMAC         POTOMAC      GOVERNMENT
                                                                REIT INDEXSM    DOW 30SM PLUS    OTC PLUS      MONEY MARKET
                                                                 PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                               --------------  --------------  --------------  ------------
ASSETS
Cost of investments in securities                                $ 4,808,871    $ 16,237,437    $ 19,952,144   $ 16,545,467
                                                               --------------  --------------  --------------  ------------

Investments in securities, at value                              $ 5,361,415    $ 16,379,083    $ 20,071,622   $ 16,545,467

Cash held as collateral for futures                                        -         284,000         885,000             -
Interest receivable                                                       85             162             540           684
Dividends receivable                                                  24,962          11,418           3,412             -
Variation margin on futures contracts                                      -               -              72             -
Receivable for fund shares sold                                       37,571           1,592               -       225,272
Receivable from other Access Portfolios                                    -          23,200           4,859             -
Receivable from adviser                                               21,048               -           9,616        79,438
                                                               --------------  --------------  --------------  ------------
     TOTAL ASSETS                                                  5,445,081      16,699,455      20,975,121    16,850,861
                                                               --------------  --------------  --------------  ------------

LIABILITIES
Cash overdraft                                                             -               -               -       200,000
Payable to other Access Portfolios                                     9,845               -               -        19,994
Variation margin on futures contracts                                      -          21,460               -             -
12b-1 fees payable                                                     2,031           3,080           4,620        84,817
Payable to adviser                                                         -          11,893               -             -
Payable for fund shares redeemed                                         238          67,330          77,728       628,238
Accrued expenses                                                      23,541          19,214          24,803        44,132
Payable for investments purchased                                     25,552               -               -             -
                                                               --------------  --------------  --------------  ------------
     TOTAL LIABILITIES                                                61,207         122,977         107,151       977,181
                                                               --------------  --------------  --------------  ------------


NET ASSETS:                                                      $ 5,383,874    $ 16,576,478    $ 20,867,970   $ 15,873,680
                                                               ==============  ==============  ==============  ============

NET ASSETS CONSIST OF:
Paid in capital                                                    4,323,351      16,321,227      22,236,353    15,873,680
Accumulated net investment income (loss)                              95,348           2,050               -             -
Accumulated net realized gain (loss) on:
       Investment securities                                         412,631         (13,191)       (940,532)            -
       Futures contracts                                                   -          25,229        (550,878)            -
Net unrealized appreciation (depreciation) on:
       Investment securities                                         552,544         141,646         119,478             -
       Futures contracts                                                   -          99,517           3,549             -
                                                               --------------  --------------  --------------  ------------

Net Assets                                                       $ 5,383,874    $ 16,576,478    $ 20,867,970   $ 15,873,680
                                                               ==============  ==============  ==============  ============

SHARES OUTSTANDING                                                   348,889       1,348,023       1,848,596    15,876,400
                                                               --------------  --------------  --------------  ------------

NET ASSET VALUE
Offering price and redemption price per share                        $ 15.43         $ 12.30         $ 11.29        $ 1.00
                                                               ==============  ==============  ==============  ============
See accompanying notes which are an intregal part of the financial statements.
                                      -35-

ACCESS VARIABLE INSURANCE TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                  POTOMAC         POTOMAC         POTOMAC
                                                 MID CAP PLUS SMALL CAP PLUS     U.S./SHORT
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                ------------   --------------  --------------
ASSETS
Cost of investments in securities                 $ 407,983     $ 12,053,252       $ 243,081
                                                ============   ==============  ==============

Investments in securities, at value               $ 407,983     $ 12,053,252       $ 243,081

Cash held as collateral for futures                  22,400          680,400          16,000
Interest receivable                                     122              799              78
Variation margin on futures contracts                 1,480           10,840             250
Receivable for fund shares sold                       7,104          640,307               -
Receivable from other Access Portfolios                 794              815             171
Receivable from adviser                              12,337            7,750          12,650
                                                ------------   --------------  --------------
     TOTAL ASSETS                                   452,220       13,394,163         272,230
                                                ------------   --------------  --------------

LIABILITIES
12b-1 fees payable                                      504            2,350             132
Payable for fund shares redeemed                         71           73,069               1
Accrued expenses                                     11,556           17,013          10,637
                                                ------------   --------------  --------------
     TOTAL LIABILITIES                               12,131           92,432          10,770
                                                ------------   --------------  --------------

NET ASSETS:                                       $ 440,089     $ 13,301,731       $ 261,460
                                                ============   ==============  ==============

NET ASSETS CONSIST OF:
Paid in capital                                    (192,727)      12,236,223         301,142
Accumulated net investment income (loss)                  -            5,622               -
Accumulated net realized gain (loss) on:
       Futures contracts                            614,135          900,580         (33,886)
Net unrealized appreciation (depreciation) on:
       Futures contracts                             18,681          159,306          (5,796)
                                                ------------   --------------  --------------


Net Assets                                        $ 440,089     $ 13,301,731       $ 261,460
                                                ============   ==============  ==============

SHARES OUTSTANDING                                   38,344        1,065,173          32,415
                                                ------------   --------------  --------------

NET ASSET VALUE
Offering price and redemption price per share       $ 11.48          $ 12.49          $ 8.07
                                                ============   ==============  ==============
See accompanying notes which are an intregal part of the financial statements.
                                      -36-

ACCESS VARIABLE INSURANCE TRUST
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004

                                                                                                            ACCESS U.S.
                                                                 WELLS S&P        POTOMAC       POTOMAC      GOVERNMENT
                                                                 REIT INDEXSM   DOW 30SM PLUS  OTC PLUS     MONEY MARKET
                                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                -------------   ------------  ------------  -------------
INVESTMENT INCOME
Dividend income                                                    $ 145,315       $ 12,853      $ 22,891            $ -
Interest income                                                          532         36,187        77,014        558,662
                                                                -------------   ------------  ------------  -------------
  TOTAL INCOME                                                      145,847         49,040        99,905        558,662
                                                                -------------   ------------  ------------  -------------

EXPENSES
Investment adviser fee                                                34,774         31,980       157,766        417,541
12b-1 fee                                                              8,703          7,995        39,441        105,193
Administration expenses                                               25,010          5,444        27,533         85,128
Fund accounting expenses                                              20,006          5,387        23,923         69,582
Legal expenses                                                        17,624          3,393        23,309         44,051
Auditing expenses                                                     13,398         12,074        16,093         11,356
Transfer agent expenses                                               16,450          2,937        13,249         39,151
Pricing expenses                                                       8,004            690         5,966            580
Trustee and officer expenses                                           3,633          2,747         3,276          3,100
Custodian expenses                                                     3,458          3,199        12,020         14,000
Miscellaneous expenses                                                   500          1,055         4,430          2,500
Insurance expenses                                                       780            432         2,176         12,902
                                                                -------------   ------------  ------------  -------------
  TOTAL EXPENSES                                                     152,340         77,333       329,182        805,084
Waived and/or reimbursed expenses (a)                               (101,841)       (30,343)     (101,048)      (246,422)
                                                                -------------   ------------  ------------  -------------
Total operating expenses                                              50,499         46,990       228,134        558,662
                                                                -------------   ------------  ------------  -------------
NET INVESTMENT INCOME (LOSS)                                          95,348          2,050      (128,229)             -
                                                                -------------   ------------  ------------  -------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
          Investment securities                                      381,251        (13,191)     (518,156)             -
          Futures contracts                                                -        165,572      (122,614)             -
Capital Gain Income from Real Estate Investment Trusts                32,020              -             -              -
Change in net unrealized appreciation (depreciation) on:
          Investment securities                                      433,859        141,645      (663,660)             -
          Futures contracts                                                -        (40,825)     (424,714)             -
                                                                -------------   ------------  ------------  -------------
Net realized and unrealized gain (loss) on investment securities     847,130        253,201    (1,729,144)             -
                                                                -------------   ------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 942,478      $ 255,251   $ (1,857,373)   $        -
                                                                =============   ============  ============  =============

(a) See Note 3 in the Notes to the Financial Statements.
See accompanying notes which are an intregal part of the financial statements.
                                      -37-

ACCESS VARIABLE INSURANCE TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2004 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER, 31, 2004

                                                                  POTOMAC         POTOMAC       POTOMAC
                                                                 MID CAP PLUS  SMALL CAP PLUS  U.S./SHORT
                                                                 PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                -------------   ------------  ------------
INVESTMENT INCOME
Interest income                                                      $ 6,571       $ 26,755       $ 1,745
                                                                -------------   ------------  ------------
  TOTAL INCOME                                                         6,571         26,755         1,745
                                                                -------------   ------------  ------------

EXPENSES
Investment adviser fee                                                 4,764         14,279         1,346
12b-1 fee                                                              1,191          3,567           337
Administration expenses                                                1,265          2,505           319
Fund accounting expenses                                                 890          2,633           260
Legal expenses                                                           206          1,157            86
Auditing expenses                                                      9,500          9,505         9,505
Transfer agent expenses                                                  544          1,514           150
Pricing expenses                                                         366            379           376
Trustee and officer expenses                                             875            875           875
Custodian expenses                                                     2,060          2,457         2,011
Insurance expenses                                                         9            160            11
                                                                -------------   ------------  ------------
  TOTAL EXPENSES                                                      21,670         39,031        15,276
Waived and/or reimbursed expenses (a)                                (14,765)       (17,898)      (13,315)
                                                                -------------   ------------  ------------
Total operating expenses                                               6,905         21,133         1,961
                                                                -------------   ------------  ------------
NET INVESTMENT INCOME (LOSS)                                            (334)         5,622          (216)
                                                                -------------   ------------  ------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
          Investment securities                                            -              -             -
          Futures contracts                                          614,469        900,580       (33,886)
Change in net unrealized appreciation (depreciation) on:
          Investment securities                                            -              -             -
          Futures contracts                                           18,681        159,306        (5,796)
                                                                -------------   ------------  ------------
Net realized and unrealized gain (loss) on investment securities     633,150      1,059,886       (39,682)
                                                                -------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $ 632,816    $ 1,065,508     $ (39,898)
                                                                =============   ============  ============

(a) See Note 3 in the Notes to the Financial Statements.
See accompanying notes which are an intregal part of the financial statements.
                                      -38-

ACCESS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
                                                                      FOR THE PERIOD                        FOR THE PERIOD
                                                  FISCAL YEAR ENDED   MAY 1, 2003 (a)    FISCAL YEAR ENDED  MAY 1, 2003 (a)
                                                  DECEMBER 31, 2004 THROUGH DECEMBER 31, DECEMBER 31, 2004 THROUGH DECEMBER 31,
                                                    WELLS S&P REIT  2003 WELLS S&P REIT  POTOMAC DOW 30SM  2003 POTOMAC DOW 30SM
                                                  INDEXSM PORTFOLIO  INDEXSM PORTFOLIO   PLUS PORTFOLIO    PLUS PORTFOLIO
                                                   --------------- --------------------- ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                           $ 95,348              $ 20,370         $ 2,050         $ (5,108)
  Net realized gain (loss) on investment securities
     and futures contracts                                381,251                19,112         152,381          191,422
  Capital gain income from real estate investment trusts   32,020                 4,028               -                -
  Change in net unrealized appreciation (depreciation)    433,859               118,684         100,820          140,342
                                                   --------------- --------------------- ---------------  ---------------
  Net increase (decrease) in net assets resulting         942,478               162,194         255,251          326,656
    from operations                                --------------- --------------------- ---------------  ---------------
DISTRIBUTIONS
  From net investment income                               (3,364)              (17,006)              -                -
  From net realized gain                                   (4,137)              (19,643)       (282,864)         (43,793)
                                                   --------------- --------------------- ---------------  ---------------
  Total distributions                                      (7,501)              (36,649)       (282,864)         (43,793)
                                                   --------------- --------------------- ---------------  ---------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                            14,750,395             2,229,119      37,811,059        7,909,063
  Reinvestment of distributions                             7,501                36,649         282,864           43,793
  Amount paid for shares repurchased                  (12,416,680)             (283,632)    (25,380,722)      (4,344,829)
                                                   --------------- --------------------- ---------------  ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                            2,341,216             1,982,136      12,713,201        3,608,027
                                                   --------------- --------------------- ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,276,193             2,107,681      12,685,588        3,890,890
                                                   --------------- --------------------- ---------------  ---------------

NET ASSETS
  Beginning of period                                   2,107,681                     -       3,890,890                -
                                                   --------------- --------------------- ---------------  ---------------

  End of period                                       $ 5,383,874           $ 2,107,681    $ 16,576,478      $ 3,890,890
                                                   =============== ===================== ===============  ===============

Accumulated undistributed net investment                 $ 95,348               $ 3,364         $ 2,050              $ -
  income (loss)                                    --------------- --------------------- ---------------  ---------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                           1,155,879               196,143       3,133,139          702,377
  Shares issued in reinvestment of distributions              509                 3,007          23,850            3,631
  Shares repurchased                                     (981,691)              (24,958)     (2,130,925)        (384,049)
                                                   --------------- --------------------- ---------------  ---------------

  Net increase (decrease) from capital transactions       174,697               174,192       1,026,064          321,959
                                                   =============== ===================== ===============  ===============

(a) Commencement of operations.
See accompanying notes which are an intregal part of the financial statements.
                                      -39-

ACCESS VARIABLE INSURANCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                      FOR THE PERIOD MAY 1,
                                                                  FOR THE PERIOD   FISCAL YEAR ENDED   2003 (a) THROUGH
                                               FISCAL YEAR ENDED   MAY 1, 2003 (a) DECEMBER 31, 2004  DECEMBER 31, 2003
                                               DECEMBER 31, 2004 THROUGH DECEMBER     ACCESS U.S.         ACCESS U.S.
                                                 POTOMAC OTC   31, 2003 POTOMAC OTC GOVERNMENT MONEY   GOVERNMENT MONEY
                                               PLUS PORTFOLIO     PLUS PORTFOLIO   MARKET PORTFOLIO    MARKET PORTFOLIO
                                                -------------  ------------------- --------------- ---------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                    $ (128,229)           $ (61,328)            $ -                   $ -
  Net realized gain (loss) on investment
     securities and futures contracts                (640,770)           3,161,735               -                    -
  Capital gain income from real estate
      investment trusts                                    -                    -               -                     -
  Change in net unrealized appreciation
      (depreciation)                              (1,088,374)           1,211,401               -                     -
                                                -------------  ------------------- --------------- ---------------------
  Net increase (decrease) in net assets resulting (1,857,373)           4,311,808               -                     -
    from operations                              -------------  ------------------- --------------- ---------------------

DISTRIBUTIONS
  From net investment income                               -                    -               -                     -
  From net realized gain                          (3,246,986)            (704,061)              -                     -
  From paid in capital                                     -                    -               -                (2,721)
                                                -------------  ------------------- --------------- ---------------------
  Total distributions                             (3,246,986)            (704,061)              -                (2,721)
                                                -------------  ------------------- --------------- ---------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                      385,855,781          144,049,051     489,374,479           149,941,110
  Reinvestment of distributions                    3,246,986              704,061               -                 2,721
  Amount paid for shares repurchased            (401,512,421)        (109,978,876)   (493,692,087)         (129,749,822)
                                                -------------  ------------------- --------------- ---------------------
  Net increase (decrease) in net assets resulting
     from share transactions                     (12,409,654)          34,774,236      (4,317,608)           20,194,009
                                                -------------  ------------------- --------------- ---------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS          (17,514,013)          38,381,983      (4,317,608)           20,191,288
                                                -------------  ------------------- --------------- ---------------------

NET ASSETS
  Beginning of period                             38,381,983                    -      20,191,288                     -
                                                -------------  ------------------- --------------- ---------------------

  End of period                                 $ 20,867,970         $ 38,381,983    $ 15,873,680          $ 20,191,288
                                                =============  =================== =============== =====================

Accumulated net investment income (loss)                 $ -                  $ -             $ -                   $ -
                                                -------------  ------------------- --------------- ---------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                     31,257,449           12,369,820     489,374,479           149,941,111
  Shares issued in reinvestment of distributions     301,484               56,779               -                 2,721
  Shares repurchased                             (32,813,356)          (9,323,580)   (493,692,087)         (129,749,823)
                                                -------------  ------------------- --------------- ---------------------

  Net increase (decrease) from capital
    transactions                                 (1,254,423)           3,103,019      (4,317,608)           20,194,009
                                                =============  =================== =============== =====================

(a) Commencement of operations.

See accompanying notes which are an intregal part of the financial statements.
                                      -40-

ACCESS VARIABLE INSURANCE TRUST
STATEMENTS IN CHANGES OF NET ASSETS

                                                FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD
                                           MAY 1, 2004 (a)THROUGH MAY 1,2004 (a) MAY 1, 2004 (a) THROUGH
                                              DECEMBER 31, 2004 THROUGH DECEMBER  DECEMBER 31, 2004
                                                  POTOMAC       31, 2004 POTOMAC      POTOMAC
                                                  MID CAP         SMALL CAP         U.S./SHORT
                                                 PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                -------------  ------------------- ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                        $ (334)             $ 5,622          $ (216)
  Net realized gain (loss) on investment securities
     and futures contracts                           614,469              900,580         (33,886)
  Change in net unrealized appreciation
      (depreciation)                                  18,681              159,306          (5,796)
                                                -------------  ------------------- ---------------
  Net increase (decrease) in net assets resulting    632,816            1,065,508         (39,898)
       from operations                          -------------  ------------------- ---------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                      13,199,470            39,506,035       5,595,938
  Reinvestment of distributions                            -                    -               -
  Amount paid for shares repurchased             (13,392,197)         (27,269,812)     (5,294,580)
                                                -------------  ------------------- ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                        (192,727)          12,236,223         301,358
                                                -------------  ------------------- ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              440,089           13,301,731         261,460
                                                -------------  ------------------- ---------------

NET ASSETS
  Beginning of period                                      -                    -               -
                                                -------------  ------------------- ---------------

  End of period                                    $ 440,089         $ 13,301,731       $ 261,460
                                                =============  =================== ===============

Accumulated undistributed net investment                 $ -              $ 5,622             $ -
  income (loss)                                 -------------  ------------------- ---------------


CAPITAL SHARE TRANSACTIONS
  Shares sold                                      1,328,317            3,445,813         611,230
  Shares issued in reinvestment of distributions           -                    -               -
  Shares repurchased                              (1,289,973)          (2,380,640)       (578,815)
                                                -------------  ------------------- ---------------

  Net increase (decrease) from capital transactions   38,344            1,065,173          32,415
                                                =============  =================== ===============

(a) Commencement of operations.
                                      -41-

ACCESS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING DURING THE PERIOD)
                                             FOR THE        FOR THE PERIOD             FOR THE          FOR THE PERIOD
                                        FISCAL YEAR ENDED   MAY 1, 2003 (a)       FISCAL YEAR ENDED     MAY 1, 2003 (a)
                                        DECEMBER 31, 2004 TO DECEMBER 31, 2003    DECEMBER 31, 2004  TO DECEMBER 31, 2003
                                          WELLS S&P REIT   WELLS S&P REIT         POTOMAC DOW 30SM     POTOMAC DOW 30SM
                                        INDEXSM PORTFOLIO INDEXSM PORTFOLIO        PLUS PORTFOLIO       PLUS PORTFOLIO
                                        -----------------   ---------------      -------------------  -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period                  12.10        $ 10.00                  $ 12.09            $ 10.00
                                        -----------------------------------      -------------------  -----------------
Income from investment operations
  Net investment income (loss)                      0.26              0.28                        -              (0.05)
  Net realized and unrealized gain (loss)           3.09              2.03                     0.42               2.28
                                        -----------------   ---------------      -------------------  -----------------
Total from investment operations                    3.35              2.31                     0.42               2.23
                                        -----------------   ---------------      -------------------  -----------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       (0.01)            (0.10)                       -                  -
  From net realized gain                           (0.01)            (0.11)                   (0.21)             (0.14)
                                        -----------------   ---------------      -------------------  -----------------
Total distributions                                (0.02)            (0.21)                   (0.21)             (0.14)
                                        -----------------   ---------------      -------------------  -----------------

Net asset value, end of period                   $ 15.43           $ 12.10                  $ 12.30            $ 12.09
                                        =================   ===============      ===================  =================

TOTAL RETURN                                      27.71%            23.12% (b)                3.55%             22.28% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                  $ 5,384           $ 2,108                 $ 16,576            $ 3,891
Ratio of expenses to average net assets            1.45%             1.45% (c)                1.45%              1.45% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                   4.37%            12.79% (c)                2.39%              3.51% (c)
Ratio of net investment income to
   average net assets                              2.73%             3.61% (c)                0.06%              (0.67)(c)
Ratio of net investment income to average
   net assets before waiver & reimbursement        (0.19)%           (7.73)(c)                (0.87)%            (2.73)(c)
Portfolio turnover rate                           357.61%            31.19%                  214.86%              0.00%

(a) Commencement of operations.
(b) Not Annualized.
(c) Annualized.

See accompanying notes which are an intregal part of the financial statements.
                                      -42-

ACCESS VARIABLE INSURANCE TRUST
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING DURING THE PERIOD)

                                                                                    FOR THE            FOR THE PERIOD
                                            FOR THE          FOR THE PERIOD     FISCAL YEAR ENDED    MAY 1, 2003 (a) TO
                                         FISCAL YEAR ENDED   MAY 1, 2003 (a)     DECEMBER 31, 2004   DECEMBER 31, 2003
                                         DECEMBER 31, 2004 TO DECEMBER 31, 2003   ACCESS U.S.         ACCESS U.S.
                                            POTOMAC OTC        POTOMAC OTC      GOVERNMENT MONEY     GOVERNMENT MONEY
                                          PLUS PORTFOLIO     PLUS PORTFOLIO      MARKET PORTFOLIO    MARKET PORTFOLIO
                                        -----------------   ---------------      -------------------  -----------------
SELECTED PER SHARE DATA
Net asset value, beginning of period             $ 12.37           $ 10.00                   $ 1.00             $ 1.00
                                        -----------------   ---------------      -------------------  -----------------
Income from investment operations
  Net investment income (loss)                     (0.07)            (0.08)                       -                  -
  Net realized and unrealized gain (loss)           1.44              2.67                        -                  -
                                        -----------------   ---------------      -------------------  -----------------
Total from investment operations                    1.37              2.59                        -                  -
                                        -----------------   ---------------      -------------------  -----------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           -                 -                        -                  -
  From net realized gain                           (2.45)            (0.22)                       -                  -
                                        -----------------   ---------------      -------------------  -----------------
Total distributions                                (2.45)            (0.22)                       -                  -
                                        -----------------   ---------------      -------------------  -----------------

Net asset value, end of period                   $ 11.29           $ 12.37                   $ 1.00             $ 1.00
                                        =================   ===============      ===================  =================

TOTAL RETURN                                     11.99%            25.92% (b)                0.00%              0.03% (b)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                 $ 20,868          $ 38,382                 $ 15,874           $ 20,191
Ratio of expenses to average net assets            1.45%             1.45% (c)                1.34%              0.96% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                   2.09%             2.04% (c)                1.93%              1.74% (c)
Ratio of net investment income to
   average net assets                              (0.82)%           (1.01)(c)                0.00%              0.00% (c)
Ratio of net investment income to average
   net assets before waiver & reimbursement        (1.46)%           (1.60)(c)                (0.59)%            (0.78)(c)
Portfolio turnover rate                        1,223.65%           538.10%                    0.00%              0.00%

(a) Commencement of operations.
(b) Not Annualized.
(c) Annualized.

See accompanying notes which are an intregal part of the financial statements.
                                      -43-

ACCESS VARIABLE INSURANC TRUST
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING DURING THE PERIOD)

                                         FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD
                                        MAY 1, 2004 (a) TO  MAY 1, 2004 (a) TO   MAY 1, 2004 (a) TO
                                        DECEMBER 31, 2004   DECEMBER 31, 2004    DECEMBER 31, 2004
                                            POTOMAC            POTOMAC                POTOMAC
                                            MID CAP           SMALL CAP              U.S./SHORT
                                           PORTFOLIO          PORTFOLIO              PORTFOLIO
                                        -----------------   ---------------      -------------------
SELECTED PER SHARE DATA
Net asset value, beginning of period             $ 10.00           $ 10.00                  $ 10.00
                                        -----------------   ---------------      -------------------
Income from investment operations
  Net investment income (loss)                     (0.01)             0.01                    (0.01)
  Net realized and unrealized gain (loss)           1.49              2.48                    (1.92)
                                        -----------------   ---------------      -------------------
Total from investment operations                    1.48              2.49                    (1.93)
                                        -----------------   ---------------      -------------------

Net asset value, end of period                   $ 11.48           $ 12.49                   $ 8.07
                                        =================   ===============      ===================

TOTAL RETURN (b)                                  14.80%            24.90%                  -19.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)                    $ 440          $ 13,302                    $ 261
Ratio of expenses to average net assets (c)        1.45%             1.45%                    1.45%
Ratio of expenses to average net assets
   before waiver & reimbursement (c)               4.55%             2.68%                   11.29%
Ratio of net investment income to
   average net assets (c)                          (0.07)%           0.39%                    (0.16)%
Ratio of net investment income to average
   net assets before waiver & reimbursement (c)    (3.17)%           (0.84)%                 (10.00)%
Portfolio turnover rate                            0.00%             0.00%                    0.00%

(a) Commencement of operations.
(b) Not annualized.
(c)  Annualized.
See accompanying notes which are an intregal part of the financial statements.

                                      -44-

                     ACCESS VARIABLE INSURANCE TRUST
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

NOTE 1.  ORGANIZATION

Wells S&P REIT IndexSM Portfolio (the "S&P REIT IndexSM Portfolio"), Potomac OTC
Plus Portfolio (the "OTC Plus Portfolio"),  Potomac Dow 30SM Plus Portfolio (the
"Dow 30SM Plus Portfolio"),  Access U.S.  Government Money Market Portfolio (the
"Money Market  Portfolio"),  Potomac Mid Cap Plus  Portfolio  (the "Mid Cap Plus
Portfolio"),  Potomac Small Cap Plus Portfolio (the "Small Cap Plus Portfolio"),
and Potomac U.S./Short Portfolio (the "US/Short Portfolio"),  (collectively, the
"Portfolios")  are each organized as a series of the Access  Variable  Insurance
Trust  (the  "Trust").  The S&P REIT  IndexSM  and Money  Market  Portfolio  are
diversified portfolios. The OTC Plus Portfolio, Dow 30SM Plus Portfolio, Mid Cap
Plus  Portfolio,   Small  Cap  Plus  Portfolio,   and  US/Short   Portfolio  are
non-diversified  Portfolios. The S&P REIT IndexSM Portfolio, OTC Plus Portfolio,
Dow 30SM Plus, and Money Market Portfolio  commenced  operations on May 1, 2003.
The Mid Cap Plus  Portfolio,  Small Cap Plus Portfolio,  and US/Short  Portfolio
commenced operations on May 1, 2004.

The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated February 8, 2003 (the "Trust Agreement") and is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940
Act"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. The investment adviser for each Portfolio is Access Fund Management, LLC (the "Adviser"). The sub-adviser to the S&P REIT Index Portfolio is Wells Asset Management, Inc.
("Wells"). Wells has retained PADCO Advisers, Inc., d/b/a Rydex Investments to manage the S&P REIT IndexSM Portfolio's investments. The sub-adviser to the OTC
Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market Portfolio, the Mid
Cap Plus Portfolio,  the Small Cap Plus Portfolio, and the US/Short Portfolio is
Rafferty Asset Management, LLC ("Rafferty"). The S&P REIT IndexSM Portfolio seeks to provide investment results corresponding to the performance of the S&P
Real Estate Investment Trust Composite IndexSM. The OTC Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the NASDAQ 100 Index(TM). The Dow 30SM Plus Portfolio seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial
AverageSM. The Money Market Portfolio seeks to provide security of principal, current income and liquidity. The Mid Cap Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Standard &
Poor's 400 Mid Cap Index(TM). The Small Cap Plus Portfolio seeks to provide investment returns that correspond to 125% of the performance of the Russell
2000(R) Index. The US/Short Portfolio seeks to provide investment returns that inversely correspond (opposite) to the performance of the Standard & Poor's 500
Composite Stock Price IndexTM.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the applicable sub-adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees of the Trust ("Board").


                                      -45-



                         ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

It is the policy of the Money Market Portfolio to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The instruments held by the Money Market Portfolio are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the 1940 Act. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such fluctuations generally are in response to changes in interest rates.
Rule 2a-7 requires the Money Market Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by Rafferty to be of high quality with minimal credit risks. The
Money Market Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by any two nationally recognized statistical rating organizations.

Rule 2a-7 requires the Board to establish procedures reasonably designed to stabilize the net asset value per share of the Money Market Portfolio as computed for purposes of distribution and redemption. The Board's procedures include monitoring the relationship between the amortized cost value per share and a net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two methods. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

For the Portfolios, fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable sub-adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable sub-adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the applicable sub-adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Futures Contracts- The OTC Plus Portfolio, Dow 30SM Plus Portfolio, Mid Cap Plus
Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio may invest in futures contracts. A futures contract obligates the seller to deliver and the purchaser to take delivery of the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying assets and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Upon entering into a futures contract, the Portfolios are required to pledge to the broker an amount of cash, U.S. government securities or other assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as a variation margin on futures contracts and in the Statement of Operations as unrealized appreciation

                                      -46-

                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

(depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Repurchase Agreements- Each Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S.
Government Securities. A repurchase agreement is a short term investment in which the purchaser (i.e., a Portfolio) acquires ownership of U.S. Government
Securities (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Portfolio engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Portfolio could experience both delays in liquidating the underlying security and losses in value. However, the Portfolios intend to enter into repurchase agreements only with the Trust's custodian, other banks with assets of $1 billion or more and registered securities dealers determined by each sub-adviser to be creditworthy. Repurchase agreements are considered loans collateralized by the securities. No Portfolio may enter into a repurchase agreement with a term of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.

Federal  Income  Taxes - There is no  provision  for  federal  income  tax.  The
Portfolios intend to qualify each year as "regulated investment companies" under sub chapter M of the Internal Revenue Code, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Portfolios could incur a tax expense.

Security Transactions and Related Income- The Portfolios follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends  and  Distributions-  The S&P  REIT  IndexSM  Portfolio,  the OTC Plus
Portfolio,  the Dow 30SM Plus Portfolio,  the Mid Cap Plus Portfolio,  the Small
Cap  Plus   Portfolio,   and  the  US/Short   Portfolio   intend  to  distribute
substantially  all  of  their  net  investment  income  as  dividends  to  their shareholders on at least an annual basis. The Money Market Portfolio  intends to distribute  all its net  investment  income on a monthly  basis.  The Portfolios intend to distribute net realized long term capital gains and net realized short term capital gains at least once a year.  Distributions to shareholders that are determined  in  accordance  with  income tax  regulations  are  recorded  on the
ex-dividend   date.   The  treatment  for   financial   reporting   purposes  of
distributions  made to shareholders for the OTC Plus, Mid Cap Plus, and US/Short
Portfolios  during the year from net investment  income or net realized  capital gains differ from their  ultimate  treatment  for federal  income tax  purposes.
These  differences are caused by differences in the timing of the recognition of certain  components  of income,  expense or  realized  capital  gain for federal income tax purposes.  Where such  differences are permanent in nature,  they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such  reclassifications will have no effect on net assets, results of operations or net asset values per share of the Portfolios.


                                      -47-



                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued


As of December 31, 2004 the following reclassifications were made:
                                                 ACCUMULATED NET INVESTMENT        ACCUMULATED
                           PAID IN CAPITAL            INCOME (LOSS)             REAIZED GAIN (LOSS)
                         -------------------   ----------------------------  --------------------------

OTC Plus Portfolio               $ (128,229)                       $ 128,229                       $ -
Mid Cap Plus Portfolio                    -                              354                      (354)
US/Short Portfolio                     (216)                             216


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to each of the Portfolios is Access Fund Management, LLC.
(the  "Adviser").  Michael V. Williams is the controlling  shareholder of Access
Fund Management, LLC and a Trustee and officer of the Trust. Under the terms of a management agreement (the "Agreement"), the Adviser manages each Portfolio's investments subject to approval of the Board. As compensation for its management services, each Portfolio is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average value of its daily net assets. The Portfolios bear all other expenses that are not assumed by the Adviser. Certain expenses are allocated between the Portfolios based on relative average daily net assets or other methods determined by the Board. At December 31, 2004, receivables from (payables to) Access Portfolios result from corrections made to the allocation of expenses and related disbursements between the Portfolios. All amounts are expected to be repaid by March 2005. The Portfolios are also liable for nonrecurring expenses as they may arise, including litigation to which a Portfolio may be a party. The Portfolios may also have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Effective May 1, 2004 through April 30, 2005, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain each Portfolio's total operating expenses (excluding brokerage costs, borrowing costs (such as (a) interest, and (b) dividend expenses on securities sold short), taxes and extraordinary or non-recurring expenses) at 1.45% of each Portfolio's average daily net assets for that period. Any waiver is subject to repayment by the Portfolio within the three fiscal years following the year in which such waiver occurred, if the Portfolio is able to make the payment without exceeding the 1.45% expense limitation. Such repayment will only occur after the applicable sub-adviser has been fully repaid for any fee waiver or expense reimbursement under the sub-adviser's agreement (see below). In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain a stable net asset value of $1.00 for the Money
Market Portfolio.





                                      -48-



                         ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES -continued

For the year ended December 31, 2004, the Adviser earned the following fees before reimbursement, and waived or reimbursed the following fees and expenses:

                                     S&P REIT INDEXSM      DOW 30SM PLUS          OTC PLUS          MONEY MARKET
                                       PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO

                                ----------------------------------------------------------------------------------

Management
  fees earned                              $ 34,774             $ 31,980           $ 157,766            $ 417,541
  before reimbursement

Fees waived and expenses
  reimbursed by Adviser                  $ (101,841)           $ (30,343)         $ (101,048)          $ (246,422)



                                MID CAP PLUS PORTFOLIO  SMALL CAP PLUS PORTFOLIO U.S./SHORT PORTFOLIO
                                ----------------------------------------------------------------------------------

Management                                  $ 4,764             $ 14,279             $ 1,346
  fees earned
  before reimbursement

Fees waived and expenses
  reimbursed by Adviser                   $ (14,765)           $ (17,898)          $ (13,315)


As of December 31, 2004, the Portfolios had receivables/payables due from/to the Adviser of the following:

                      S&P REIT INDEXSM       DOW 30SM PLUS            OTC PLUS          MONEY MARKET
                          PORTFOLIO            PORTFOLIO              PORTFOLIO           PORTFOLIO
                  --------------------------------------------------------------------------------------

Receivable
  from Adviser                  $ 21,048                  $ -              $ 9,616             $ 79,438
Payable
  to Adviser                         $ -             $ 11,893                  $ -                  $ -


                  MID CAP PLUS PORTFOLIO  SMALL CAP PLUS PORTFOLIO U.S./SHORT PORTFOLIO
                  ----------------------------------------------------------------------

Receivable
  from Adviser                  $ 12,337              $ 7,750             $ 12,650

                                      -49-



                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES -continued

The waived fees related to operating expenses subject to recovery by the Adviser from each Portfolio in future years, at December 31, 2004 were as follows:

                                                                      TO BE RECOVERED
                   FUND                          AMOUNT               BY DECEMBER 31,
--------------------------------------------   ------------   ---------------------------------

        S&P REIT IndexSM Portfolio                $ 63,983                  2006
          Dow 30SM Plus Portfolio                   15,586                  2006
            OTC Plus Portfolio                      35,572                  2006
          Money Market Portfolio                    45,028                  2006

        S&P REIT IndexSM Portfolio                  101,841                 2007
          Dow 30SM Plus Portfolio                   30,343                  2007
            OTC Plus Portfolio                      101,048                 2007
          Money Market Portfolio                    199,840                 2007
          Mid Cap Plus Portfolio                     14,765                 2007
         Small Cap Plus Portfolio                    17,898                 2007
            US/Short Portfolio                       13,315                 2007


The  sub-adviser  to the S&P REITSM Index  Portfolio is Wells Asset  Management,
Inc., ("Wells"). Under the terms of the sub-advisory agreement with the Adviser, Wells receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the S&P
REIT Index Portfolio.  Effective upon commencement of operations of the S&P REIT
SM Index Portfolio through April 30, 2005, Wells has contractually agreed to waive fees or reimburse other expenses of the S&P REIT Index Portfolio to the extent necessary to maintain the Portfolio's total annual operating expenses
(excluding brokerage costs; borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring expenses) at 1.50% of the S&P REIT SM Index Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Wells is subject to reimbursement by the Adviser within the three fiscal years following the year in which such waiver or reimbursement occurred, if the S&P SM REIT Index Portfolio is able to make the payment to the Adviser without exceeding the 1.50% expense limitation. Wells has retained PADCO Advisors, Inc., d/b/a Rydex Global Advisors ("Rydex") to manage the S&P REIT Index Portfolio's investments. For its services, Rydex receives an annual fee from Wells.

The  sub-adviser to the OTC Plus  Portfolio,  the Dow 30SM Plus  Portfolio,  the
Money  Market  Portfolio,  the  Mid Cap  Plus  Portfolio,  the  Small  Cap  Plus
Portfolio,  and  the  US/Short  Portfolio  is  Rafferty  Asset  Management,  LLC
("Rafferty"). Under the terms of a sub-advisory agreement with the Adviser, Rafferty receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.40% of the average daily net assets of the OTC
Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market Portfolio, the Mid
Cap Plus Portfolio,  the Small Cap Plus Portfolio,  and the US/Short Portfolios.
Effective upon the  commencement  of operations of the Portfolios  through April
30, 2005, Rafferty has contractually agreed to waive fees or reimburse other expenses of each of the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market Portfolio, the Mid Cap Plus Portfolio, the Small Cap Plus
Portfolio, and the US/Short Portfolios it manages to the extent necessary to maintain the OTC Plus Portfolio, the Dow 30SM Plus Portfolio, the Money Market
Portfolio,  the Mid Cap  Plus  Portfolio,  the  Small  Cap Plus  Portfolio,  and
US/Short Portfolio's total annual operating expenses (excluding brokerage costs;
borrowing costs, such as (a) interest, and (b) dividend expenses on securities sold short; taxes; and extraordinary and non-recurring


                                      -50-



                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES -continued

expenses) at 1.50% of the OTC Plus Portfolio,  the Dow 30SM Plus Portfolio,  the
Money  Market  Portfolio,  the  Mid Cap  Plus  Portfolio,  the  Small  Cap  Plus
Portfolio, and the US/Short Portfolio's average daily net assets for that period. The Adviser has agreed to waive its fees in an amount equal to the sub-adviser's fee waiver during the period. Any waiver or reimbursement of operating expenses by Rafferty with respect to a Portfolio is subject to reimbursement by the Adviser within the three fiscal years following the year in which such waiver or reimbursement occurred if the Portfolio is able to make the payment to the Adviser without exceeding the 1.50% expense limitation.

From  January 1, 2004  through  April 30,  2004,  Unified  Fund  Services,  Inc.
("Unified") a wholly-owned subsidiary of Unified Financial Services, Inc., served as administrator to the Trust. For this period, Unified was paid $8,333, $926, $9,897, and $14,477 from S&P REIT IndexSM Portfolio, Dow 30SM Plus
Portfolio, OTC Plus Portfolio, and Money Market Portfolio, respectively. A former officer of the Trust is an employee of Unified. An officer of the Trust is a shareholder of Unified Financial Services, Inc.

As of May 1, 2004, the Portfolios have entered into an Administration  Agreement with  the  Adviser.  Pursuant  to  the  Administration  Agreement,  each  of the
Portfolios  will pay an  administration  fee equal to 0.10% of each  Portfolio's average daily net assets under $50 million,  0.07% of each  Portfolio's  average daily net assets from $50  million to $100  million,  0.05% of each  Portfolio's average  daily net assets from $100 million to $150  million,  and 0.03% of each
Portfolio's  average daily net assets over $150  million,  (subject to a minimum fee of $2,083  per  month).  Under the  Administration  Agreement,  the  Adviser
supplies   non-investment   related  statistical  and  research  data,  internal
regulatory  compliance services and executive and administrative  services.  The
Adviser  supervises the  preparation of tax returns,  reports to shareholders of each  Portfolio,  reports  to and  filings  with  the SEC and  state  securities commissions, and materials for meetings of the Board of Trustees. For the period ended December 31, 2004, the Adviser earned $16,677,  $4,518, $17,636,  $70,651,
$1,265,  $2,505,  and $319 from the S&P REIT  IndexSM  Portfolio,  Dow 30SM Plus
Portfolio,  OTC Plus Portfolio,  Money Market Portfolio, Mid Cap Plus Portfolio,
Small Cap Plus Portfolio, and US/Short Portfolio,  respectively.  As of December
31, 2004, the Adviser was owed $3,430,  $2,226,  $3,394,  $11,769, $466, $1,716, and $89 by the S&P REIT IndexSM  Portfolio,  Dow 30SM Plus  Portfolio,  OTC Plus
Portfolio,  Money  Market  Portfolio,  Mid Cap Plus  Portfolio,  Small  Cap Plus
Portfolio, and US/Short Portfolio,  respectively. The Adviser retains Unified to act as sub-administrator to the Trust.

Each Portfolio also retains Unified to act as its transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Money Market Portfolio of $1.50 per shareholder and a monthly fee from the other Portfolios of $1.25 per shareholder (subject to a minimum monthly fee of $833), plus reimbursement of out-of-pocket expenses. For the fiscal year ended December 31, 2004, Unified earned fees of $10,003, $2,641, $11,022 and
$35,000 from the S&P REIT IndexSM Portfolio,  Dow 30SM Plus Portfolio,  OTC Plus
Portfolio, and Money Market Portfolio, respectively for transfer agent services provided to the Portfolios and $6,447, $296, $2,227 and $4,151 from the S&P REIT
IndexSM Portfolio, Dow 30SM Plus Portfolio, OTC Plus Portfolio, and Money Market
Portfolio, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Portfolios. For the period May 1, 2004 through December 31, 2004, Unified earned fees of $465, $1,339 and $138 from the Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio, respectively for transfer agent services provided to the Portfolios and $79, $175, and $12 from the Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and
US/Short Portfolio, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Portfolios. For its services as fund accountant, Unified receives an annual fee from each Portfolio equal to 0.05% of the Portfolio's assets up to $50 million, 0.04% of the Portfolio's assets from $50 million to $100 million, 0.03% of the Portfolio's assets from $100 million to $150 million, and 0.02% of the Portfolio's net assets over $150 million (subject to a

                                      -51-



                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES -continued

monthly minimum fee of $1,667). For the fiscal year ended December 31, 2004, Unified earned fees of $20,006, $5,387, $23,923 and $69,582 from the S&P REIT
IndexSM Portfolio, Dow 30SM Plus Portfolio, OTC Plus Portfolio, and Money Market
Portfolio, respectively for fund accounting services provided to the Portfolios.
For the period May 1, 2004 through  December 31,  2004,  Unified  earned fees of
$890, $2,633 and $260 from the Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio, respectively for fund accounting services provided to the Portfolios.

Unified Financial Securities, Inc. (the "Distributor") was the exclusive agent for distribution of shares of the Portfolios pursuant to an agreement with the Trust that was terminated on March 3, 2004. The sub-advisers, not the Portfolios, were responsible for paying all distribution fees under that agreement. The Distributor is controlled by Unified Financial Services, Inc.

The Trust has adopted a 12b-1 Plan that permits the Portfolios to pay 12b-1 fees for distribution expenses in an amount not to exceed 0.25% of the average daily net assets of the Portfolios. For the fiscal year and period ended December 31, 2004, the S&P REIT Index SM Portfolio, OTC Plus Portfolio, Dow 30SM Plus
Portfolio,  Money  Market  Portfolio,  Mid Cap Plus  Portfolio,  Small  Cap Plus
Portfolio,  and US/Short Portfolio,  accrued 12b-1 expenses of $8,703,  $39,441,
$7,995, $105,193, $1,191, $3,567, and $366 respectively.

NOTE 4.  INVESTMENTS

         For the year ended December 31, 2004, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                S&P REIT INDEXSM          OTC PLUS          DOW 30SM PLUS
                                     PORTFOLIO            PORTFOLIO           PORTFOLIO
                                -------------------------------------------------------
PURCHASES
     U.S. Government Obligations                 $ -              $ -              $ -
     Other                                14,438,301      183,609,595       16,076,637
SALES
     U.S. Government Obligations                 $ -              $ -              $ -
     Other                                12,018,092      202,501,640        2,998,970


For the period and year ended December 31, 2004, the Money Market Portfolio, Mid
Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short Portfolio had no purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations.


                                      -52-



                         Access Variable Insurance Trust
                   Notes to the Financial Statements-continued
                                December 31, 2004

NOTE 4.  INVESTMENTS - continued

As of December 31, 2004, the net unrealized appreciation of investments for tax purposes was as follows:

                                   S&P REIT INDEXSM       OTC PLUS          DOW 30SM PLUS
                                     PORTFOLIO            PORTFOLIO           PORTFOLIO
                                     -----------------------------------------------------
Gross Appreciation                        $ 556,150          $ 222,162          $ 192,579
Gross (Depreciation)                       (543,044)          (137,177)           (85,773)
                                     ---------------   ----------------   ----------------
Net Appreciation
   on Investments                          $ 13,106           $ 84,985          $ 106,806
                                     ===============   ================   ================

Cost for tax purposes                   $ 5,438,309       $ 19,986,637       $ 16,272,277
                                     ===============   ================   ================


There was no unrealized appreciation (depreciation) for tax purposes for the Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and
US/Short Portfolio. The cost of investments for tax purposes of the Money Market
Portfolio, Mid Cap Plus Portfolio, Small Cap Plus Portfolio, and US/Short
Portfolio were $16,545,467, $407,983, $12,053,252, and $243,081, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a) (9) of the Investment Company Act of 1940. As of December 31, 2004,
Western Reserve Life Assurance Co. held the following percentage of outstanding shares in omnibus accounts for the benefit of others, and therefore may be deemed to control these Portfolios.







                                      -53-



                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 6. RELATED PARTY TRANSACTIONS - continued

S&P REIT INDEXSM       OTC PLUS     DOW 30SM Plus   MONEY MARKET    MID CAP PLUS   SMALL CAP PLUS     US/SHORT
   PORTFOLIO          PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
       100.00%          99.68%         99.70%           99.75%         100.00%           99.82%       100.00%


NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

S&P REIT IndexSM Portfolio. For the fiscal year ended December 31, 2004, the
Portfolio paid distributions from income in the amount of $0.0096 per share and short-term capital gain of $0.0119 per share.

The tax character of distributions paid in 2004 and 2003 was as follows:

                                       2004               2003
Distributions paid from:
    Ordinary Income                      $ 3,364            $ 17,006
    Short-term Capital Gain                4,137              19,643
    Long-term Capital Gain                     -                   -
                                  ---------------    ----------------

                                         $ 7,501            $ 36,649
                                  ===============    ================

As of December 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                            $ 1,015,397
Undistributed long-term capital gain/(accumulated losses)                          32,020
Unrealized net appreciation/(depreciation)                                         13,106
                                                                       -------------------
                                                                              $ 1,060,523
                                                                       ===================

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

OTC Plus Portfolio. For the fiscal year ended December 31, 2004, the Portfolio paid distributions from short-term capital gain in the amount of $1.8604 per share and long-term capital gain of $0.5850 per share.

The tax character of distributions paid in 2004 and 2003 was as follows:

                                       2004               2003
Distributions paid from:
    Ordinary Income                          $ -                 $ -
    Short-term Capital Gain            2,470,203             704,061
    Long-term Capital Gain               776,783                   -
                                  ---------------    ----------------

                                     $ 3,246,986           $ 704,061
                                  ===============    ================
                                      -54-


                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of December 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                                    $ -
Undistributed long-term capital gain/(accumulated losses)                      (1,453,368)
Unrealized net appreciation/(depreciation)                                         84,985
                                                                       -------------------
                                                                             $ (1,368,383)
                                                                       ===================

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the deemed sale treatment of open futures contracts for tax purposes.

Dow 30SM Plus Portfolio. For the fiscal year ended December 31, 2004, the
Portfolio paid distributions from short-term capital gain in the amount of $0.0627 per share and long-term capital gain of $0.1489 per share.

The tax character of distributions paid in 2004 and 2003 was as follows:

                                       2004               2003
Distributions paid from:
    Ordinary Income                          $ -                 $ -
    Short-term Capital Gain               83,806              43,793
    Long-term Capital Gain               199,058                   -
                                  ---------------    ----------------
                                       $ 282,864            $ 43,793
                                  ===============    ================


As of December 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                               $ 73,660
Undistributed long-term capital gain/(accumulated losses)                          74,944
Unrealized net appreciation/(depreciation)                                        106,806
                                                                       -------------------
                                                                                $ 255,410
                                                                       ===================

The difference between book basis and tax basis unrealized appreciation is attributable to the deemed sale treatment of open futures contracts for tax purposes.

For the period and year ended December 31, 2004, the following Portfolios paid no cash distributions: Money Market Portfolio, Mid Cap Plus Portfolio, Small Cap
Plus Portfolio, and US/Short Portfolio. On March 8, 2005, the Mid Cap Plus
Portfolio declared distributions from short-term capital gains of $2.5651 per share and long-term capital gains of $3.8528 per share to be paid to shareholders of record on March 7, 2005.

                                      -55-



                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - continued

As of December 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis for those Portfolios were as follows:

                                                             MONEY MARKET       MID CAP         SMALL CAP        US/SHORT
                                                              PORTFOLIO     PLUS PORTFOLIO   PLUS PORTFOLIO      PORTFOLIO
                                                          ----------------  --------------- ---------------  ----------------
Undistributed ordinary income/(accumulated losses)                   $ -        $ 252,926         $ 429,576             $ -
Undistributed long-term capital gain/(accumulated losses)              -          379,890           635,932         (39,682)
Unrealized net appreciation/(depreciation)                             -                -                 -               -
                                                          ----------------  --------------- ----------------  ---------------

                                                                      $ -         $ 632,816      $ 1,065,508       $ (39,682)
                                                          ================  =============== ================  ================




The difference between book basis and tax basis unrealized appreciation is attributable to the deemed sale treatment of open futures contracts for tax purposes.


NOTE 8. CAPITAL LOSS CARRYFORWARDS

At December 31, 2004, the following Portfolios had available for federal tax purposes unused capital loss carryforwards, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

                          Year of Expiration        Amount
                          -------------------   ----------------
  OTC Plus Portfolio             2012             $ 1,453,368
  US/Short Portfolio             2012                  39,682

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.



                                      -56-



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
Access Variable Insurance Trust

We have audited the accompanying statements of assets and liabilities, including the schedule of investments,  of the Access Variable Insurance Trust, comprising the Wells S&P REIT  Index,  Potomac Dow 30 Plus,  Potomac OTC Plus,  Access U.S.
Government  Money  Market,  Potomac Mid Cap Plus,  Potomac  Small Cap Plus,  and
Potomac  U.S./Short  Portfolios  as  of  December  31,  2004,  and  the  related statements of operations, and changes in net assets and the financial highlights for the year  then  ended for the Wells  S&P REIT  Index,  Potomac  Dow 30 Plus,
Potomac OTC Plus, and Access U.S. Government Money Market Portfolios.  Our audit of the  statements  of  operations  and  changes  in net  assets  and  financial highlights  for the Potomac Mid Cap Plus,  Potomac  Small Cap Plus,  and Potomac
U.S./Short  Portfolios  was limited to the period May 1, 2004,  commencement  of operations,  through December 31, 2004. These financial statements and financial
highlights  are  the   responsibility   of  the  Portfolios'   management.   Our
responsibility  is to  express  an opinion  on these  financial  statements  and financial  highlights  based on our  audits.  The  statements  of changes in net assets and  financial  highlights  for the period May 1, 2003,  commencement  of operations,  through December 31, 2003 for the Wells S&P REIT Index, Potomac Dow
30 Plus,  Potomac OTC Plus, and Access U.S.  Government Money Market  Portfolios
were  audited by McCurdy &  Associates  CPA's,  Inc.,  whose audit  practice was acquired by Cohen McCurdy,  Ltd. McCurdy & Associates CPA's,  Inc.  expressed an unqualified opinion on those statements and highlights.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence  with the Portfolios'
custodian  and  brokers.   An  audit  also  includes  assessing  the  accounting
principles  used  and  significant  estimates  made  by  management,  as well as evaluating the overall  financial  statement  presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting the Access Variable Insurance Trust as of December 31, 2004, the results of their operations, changes in their net assets and their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Cohen McCurdy, Ltd.
Westlake, Ohio
March 8, 2005

                                      -57-



                           ACCESS VARIABLE INSURANCE TRUST
                   NOTES TO THE FINANCIAL STATEMENTS-CONTINUED
                                DECEMBER 31, 2004

SHAREHOLDER MEETING (UNAUDITED)

Rydex is owned  entirely  by the 2003  Dynamic  Irrevocable  Trust (the  "Viragh
Family  Trust").  Prior to his death on December 11, 2003, Mr. Albert P. Viragh,
Jr. controlled the Viragh Family Trust. Upon Mr. Viragh's death, there was a change of control of the Viragh Family Trust. This change of control of the Viragh Family Trust resulted in a change of control of Rydex, which in turn resulted in the termination of the investment sub-advisory agreement between Rydex and Wells. Shortly after Mr. Viragh's death, the Board of Trustees approved an interim sub-advisory agreement for the Wells Portfolio between Rydex and Wells. Pursuant to the Investment Company Act, the shareholders of the Wells
Portfolio were required to approve a new sub-advisory agreement within 150 days from the date on which the previous agreement terminated. On March 3, 2004, the Board of Trustees approved the adoption of a new sub-advisory agreement for the Wells S&P REIT Index Portfolio between Rydex and Wells, subject to shareholder approval. At a Special Shareholder Meeting on April 26th, 2004, the shareholders of Wells S&P REIT Index Portfolio approved the new sub-advisory agreement by the following vote:

       FOR              AGAINST          ABSTAIN            TOTAL
-------------------   -------------   --------------   ----------------

         612            12                  -                 624

                                      -58-

TRUSTEES AND OFFICERS (UNAUDITED)
---------------------------------

------------------------------ ------------------------- ----------------------------------- ---------------
                                  POSITION(S)                                                   OTHER
   NAME, AGE, AND ADDRESS       HELD WITH TRUST           PRINCIPAL OCCUPATIONS DURING PAST  DIRECTORSHIPS
                                      AND                              5 YEARS                 HELD BY
                                  LENGTH OF                                                    TRUSTEE
                                 TIME SERVED
------------------------------ ------------------------- ----------------------------------- ---------------
Michael V. Williams1            Trustee, President and   Marketing VP with Western Reserve        None
28050 U.S. Highway 19 North      Treasurer since 2003    Life from 1990 to September 2002;
Suite 301                                                  President of the Adviser since
Clearwater, Florida 33761                                   December 2002; President of
Year of Birth: 1948                                      Insurance Technology Group, Inc.,
                                                          an internet marketing platform,
                                                            and Executive VP of C.O.R.E.
                                                           Marketing, Inc., an insurance
                                                          wholesale firm, since September
                                                                        2002
------------------------------ ------------------------- ----------------------------------- --------------
Ken Trumpfheller2                  Chief Compliance         Chief Compliance Officer of           N/A
Year of Birth: 1958             Officer since 2004 and     Adviser since 2004; President
                                 Secretary since 2005     and Managing Director of Unified
                                                          Fund Services, Inc. from 2000 to
                                                           2003; President of AmeriPrime
                                                         Financial Services and AmeriPrime
                                                         Financial Securities from 1994 to
                                                           2001; President and Trustee of
                                                           AmeriPrime Funds from 1995 to
                                                                2003; President and
                                                            Trustee AmeriPrime Advisors
                                                              Trust from 1999 to 2003
------------------------------ ------------------------- ----------------------------------- ---------------

1 Mr. Williams may be deemed to be an "interested person" of the Trust because he is President of Access Fund Management, LLC, the investment adviser to each of the Portfolios.
2  Mr. Trumpfheller is a shareholder of Unified Financial Services, Inc.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------- ------------------------------------------ ---------------
                                 POSITION(S)                                                   OTHER
   NAME, AGE, AND ADDRESS       HELD WITH TRUST  PRINCIPAL OCCUPATIONS DURING PAST          DIRECTORSHIPS
                                      AND                    5 YEARS                          HELD BY
                                  LENGTH OF                                                   TRUSTEE
                                 TIME SERVED
------------------------------ ---------------- ------------------------------------------ ---------------
Gary E. Hippenstiel                             Director, Vice President and Chief         Trustee of
431 N. Pennsylvania Street      Trustee since   Investment Officer of Legacy Trust         AmeriPrime
Indianapolis, IN 46204              2003        Company since 1992.                        Funds since
Year of Birth:  1947                                                                       1995; Trustee
                                                                                           of AmeriPrime
                                                                                           Advisors
                                                                                           Trust and
                                                                                           Unified
                                                                                           Series Trust
                                                                                           since 2002;
                                                                                           Trustee of
                                                                                           CCMI Funds
                                                                                           since June
                                                                                           2003.
------------------------------ ---------------- ------------------------------------------- --------------

                                      -59-

------------------------------ ---------------- ------------------------------------------ ---------------
Mark W. Muller                                  President of JAMAR Resources, Inc., a
431 N. Pennsylvania Street      Trustee since   manufacturers' representative firm,             None
Indianapolis, IN 46204              2003        September 2001 to present; Account
Year of Birth:  1964                            Manager for SCI, Inc., a custom
                                                manufacturer, from April 2000 to
                                                September 2001.  Account Manager for
                                                Clarion Technologies, a manufacturer of
                                                automotive, heavy truck, and consumer
                                                goods, from 1996 to April 2000.  Trustee
                                                of AmeriPrime Funds and AmeriPrime
                                                Advisors Trust until December 2002.
------------------------------ ---------------- ------------------------------------------ ---------------
Richard J. Wright, Jr.                          Various positions with Texas
431 N. Pennsylvania Street      Trustee since   Instruments, a technology company, since        None
Indianapolis, IN 46204              2003        1995, including the following:  Program
Year of Birth:  1962                            Manager for Semi-Conductor Business
                                                Opportunity Management System, 1998 to
                                                present; Development Manager for
                                                web-based interface, 1999 to present;
                                                Systems Manager for Semi-Conductor
                                                Business Opportunity Management System,
                                                1997 to 1998; Development Manager for
                                                Acquisition Manager, 1996-1997;
                                                Operations Manager for Procurement
                                                Systems, 1994-1997.  Trustee of
                                                AmeriPrime Funds and AmeriPrime Advisors
                                                Trust until December 2002.
------------------------------ ---------------- ------------------------------------------ ---------------
                                      -60-


The Portfolio's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.
You may call toll-free (800) 862-3863 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolios voted those proxies during the 12-month period ended June 30, 2004 are available without charge, upon request: (1) by calling the Portfolios at (800) 862-3863; and (2) from the Portfolios' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


TRUSTEES
Michael V. Williams
Gary E. Hippenstiel
Mark W. Muller
Richard J. Wright Jr.

OFFICERS
Michael V. Williams, President and Treasurer
Mark Bolt
Ken Trumpfheller, Secretary and Chief Compliance Officer

INVESTMENT ADVISOR AND ADMINISTRATOR
Access Fund Management, LLC
28050 US HWY 19 N, Suite 301
Clearwater, FL 33761

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Pkwy., Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202

CUSTODIAN
Huntington National Bank
Easton Service Center
7 Easton Oval EA4E72
Columbus, OH 43219

SUB-ADMINISTRATOR, TRANSFER AGENT
AND PORTFOLIO ACCOUNTANT

Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204






This report is intended only for the information of shareholders or those who have received the Portfolio's prospectus which contains information about the Portfolio's management fee and expenses. Please read the prospectus carefully before investing.

                                      -61-

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

         (1)      Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
         (2)      Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
         (3)      Compliance with applicable governmental laws, rules, and regulations;
         (4)      The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
         (5)      Accountability for adherence to the code.

(c)      Amendments:


During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)      Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


Item 3. Audit Committee Financial Expert.

(a) The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the board does not have a financial expert as defined by the SEC but feels competent to perform the duties and tasks for the Access Variable Insurance Trust. If at any time the board feels they would like the added experience and knowledge of a financial expert they will seek out a such person to appoint to the board.

Item 4. Principal Accountant Fees and Services.


(a)      Audit Fees         Registrant             Adviser
                            ----------             --------

         FY 2004            $  81,440                $0
         FY 2003            $  48,503                $0


(b)      Audit-Related Fees

                            Registrant             Adviser
                            ----------             -------

         FY 2004               $  0                  $0
         FY 2003               $  0                  $0

 (c)     Tax Fees

                             Registrant           Adviser
                             ----------           -------

         FY 2004              $ 13,550              $0
         FY 2003              $  3,510              $0

         Nature of the fees:        1120 RIC


(d)      All Other Fees

                              Registrant           Adviser
                              ----------           -------

         FY 2004                 $ 0                 $0
         FY 2003                 $ 0                 $0
         Nature of the fees:


(e)      (1)      Audit Committee's Pre-Approval Policies

The Audit Committee has not adopted pre-approval policies and procedures described in paragraph (c)(7)of Rule 2-01 of Regulation S-X.


(2) None of the services described in paragraph (b) through (d) of this item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01.


(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                 Registrant       Advisor
                                 ----------       ---------

         FY 2004                  $ 13,550            $0
         FY 2003                  $  3,510            $0


(h) The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence becuase no such services were provided.

Item 5. Audit Committee of Listed Companies.  Not applicable.


Item 6.  Schedule of Investments. Not applicable - filed with schedule 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.


Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 11.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 11, 2005 , the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) No change was made to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. However, subsequent to the end of the period covered by
            this   report, the registrant's independent registered public
            accounting firm considered the registrant's internal control in conjunction with the annual audit and noted matters involving the control procedures and their operation that the accounting firm considered to be material weaknesses. The accounting firm stated that control procedures were not in place to ensure that expenses were properly accrued, allocated properly to the individual portfolios and paid by the responsible portfolios. As a result, the registrant has caused changes in its internal control to be implemented that it believes correct the weaknesses. A description of those changes will be included in the registrant's Form N-Q for the fiscal quarter ended March 31, 2005.

Item 12.  Exhibits.

 (a)(1)     Code is filed herewith.
 (a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes
            - Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Access Variable Insurance Trust

By (Signature and Title)

*        /s/ Mike Williams
         Mike Williams, President

Date  March 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*  /s/ Mike Williams
   Mike Williams, President and Treasurer

Date  March 24, 2005
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